1933 Act File No. 33-23180
                                                        and 811-05579

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 23                X

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                               Amendment No. 24                        X

                            EVERGREEN MUNICIPAL TRUST

               (Exact Name of Registrant as Specified in Charter)

               2500 WESTCHESTER AVENUE, PURCHASE, NEW YORK 10577
                    (Address of Principal Executive Offices)

                                 (914) 694-2020
                         (Registrant's Telephone Number)

                           James P. Wallin, Esquire,
                             2500 Westchester Avenue
                            Purchase, New York 10577
                     (Name and Address of Agent for Service)

                                   Copies to:

                             John A. Dudley, Esquire
                              Sullivan & Worcester
                           1025 Connecticut Ave., N.W.
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box) /X/ Immediately upon filing pursuant to paragraph (b) or / / on (date) pursuant to paragraph (b) or / / 60 days after filing pursuant to paragraph (a)(i) or / / on (date) pursuant to paragraph (a)(i) or / / 75 days after filing pursuant to paragraph (a)(ii) or / / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of its securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's last fiscal year was filed on April 28, 1997.

                            EVERGREEN MUNICIPAL TRUST
                                  CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 23
                                       to
                             REGISTRATION STATEMENT


                    This Post-Effective Amendment No.23 to
            Registration Statement No. 33-23180/811-05579 consists of the following pages, items of information, and documents:


                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

                                   Prospectus

                                     PART B
                                     ------

                      Statement of Additional Information

                                     PART C
                                     ------

                PART C - OTHER INFORMATION - ITEM 24(a) and (b)

                              Financial Statements

                              Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - AND SIGNATURE PAGES

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                    Exhibits (including Powers of Attorney)

                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A Item No.                                       Location in Prospectus(es)

Part A

Item 1.   Cover Page                                Cover Page

Item 2.   Synopsis and Fee Table                    Overview of the Fund(s);
                                                    Expense Information

Item 3.   Condensed Financial Information           Financial Highlights

Item 4.   General Description of Registrant         Cover Page; Description of
                                                      the Funds; General
                                                      Information

Item 5.   Management of the Fund                    Management of the Fund(s);
                                                      General Information

Item 6.   Capital Stock and Other Securities        Dividends, Distributions and
                                                      Taxes; General
                                                      Information

Item 7.   Purchase of Securities Being Offered      Purchase and Redemption of
                                                      Shares

Item 8.   Redemption or Repurchase                  Purchase and Redemption of
                                                      Shares

Item 9.   Pending Legal Proceedings                 Not Applicable

                                                    Location in Statement of
Part B                                                Additional Information

Item 10.  Cover Page                                Cover Page

Item 11.  Table of Contents                         Table of Contents

Item 12.  General Information and History           Not Applicable

Item 13.  Investment Objectives and Policies        Investment Objectives and
                                                      Policies;Investment
                                                      Restrictions; Other
                                                      Restrictions and
                                                      Operating Policies

Item 14.  Management of the Fund                    Management

Item 15.  Control Persons and Principal             Management
           Holders of Securities

Item 16.  Investment Advisory and Other Services    Investment Adviser;
                                                    Purchase of Shares

Item 17.  Brokerage Allocation                      Allocation of Brokerage

Item 18.  Capital Stock and Other Securities        Purchase of Shares

Item 19.  Purchase, Redemption and Pricing of       Distribution Plans; Purchase
          Securities Being Offered                    of Shares; Net Asset Value

Item 20.  Tax Status                                Additional Tax Information

Item 21.  Underwriters                              Distribution Plans; Purchase
                                                      of Shares

Item 22.  Calculation of Performance Data           Performance Information

Item 23.  Financial Statements                      Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

*******************************************************************************

                           EVERGREEN MUNICIPAL TRUST

                                     PART A

                                   PROSPECTUS

  PROSPECTUS                                                     May 20, 1997

  EVERGREEN(SM) INSTITUTIONAL MONEY MARKET FUNDS    (EVERGREEN LOGO GOES HERE)
  Evergreen Institutional Money Market Fund
  Evergreen Institutional Tax Exempt Money Market Fund
  Evergreen Institutional Treasury Money Market Fund
  INSTITUTIONAL SHARES

           The Evergreen Institutional Money Market Funds (the "Funds") are designed to provide institutional investors with current income, stability of principal and liquidity. This Prospectus provides information regarding the Institutional shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.


           A Statement of Additional Information for the Funds dated May 20, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Evergreen Keystone Funds at (800) 343-2898. The minimum investment in each Fund is $1,000,000. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.

  The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, are not insured or otherwise protected by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and involve investment risks.
           An investment in the Funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   Keep This Prospectus For Future Reference

  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1997, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        4
DESCRIPTION OF THE FUNDS                                    6
         Investment Objectives And Policies                 6
         Investment Practices And Restrictions              9
MANAGEMENT OF THE FUNDS                                    10
         Investment Adviser                                10
PURCHASE AND REDEMPTION OF SHARES                          11
         How To Buy Shares                                 11
         How To Redeem Shares                              12
         Exchange Privilege                                13
         Effect Of Banking Laws                            14
OTHER INFORMATION                                          14
         Dividends, Distributions And Taxes                14
         General Information                               15



                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The investment adviser to Evergreen Institutional Money Market Fund, Evergreen Institutional Tax Exempt Money Market Fund and Evergreen Institutional Treasury Money Market Fund is the Capital Management Group of First Union National Bank of North Carolina. First Union National Bank of North Carolina is a wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.
       Evergreen Institutional Money Market Fund seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest only in high quality money market instruments.

       Evergreen Institutional Tax Exempt Money Market Fund seeks as high a level of current income exempt from Federal income tax as is consistent with preserving capital and providing liquidity. The Fund invests substantially all of its assets in short-term municipal securities, the interest from which is exempt from Federal income tax.


       Evergreen Institutional Treasury Money Market Fund seeks to maintain stability of principal while earning current income.

       Each Fund seeks to maintain a stable net asset value of $1.00 per share although no assurances can be given that such a stable net asset value will be maintained.
       There is no assurance that the investment objective of any Fund will be achieved.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in the Institutional shares of the Fund. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                    None
Sales Charge on Dividend Reinvestments                       None
Contingent Deferred Sales Charge                             None
Redemption Fee                                               None
Exchange Fee                                                 None


       The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to the Institutional shares of each Fund, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.

Evergreen Institutional Money Market Fund

                                          Annual Operating
                                              Expenses                                                 Example
Management Fee                                   .15%
                                                             After 1 Year                                $ 3
Other Expenses                                   .10%
                                                             After 3 Years                               $ 8
Total                                            .25%

Evergreen Institutional Tax Exempt Money Market Fund

                                          Annual Operating
                                              Expenses                                                 Example
Management Fee                                   .15%
                                                             After 1 Year                                $ 3
Other Expenses                                   .10%
                                                             After 3 Years                               $ 8
Total                                            .25%

Evergreen Institutional Treasury Money Market Fund

                                          Annual Operating
                                              Expenses                                                 Example
Management Fee                                   .15%
                                                             After 1 Year                                $ 3
Other Expenses                                   .10%
                                                             After 3 Years                               $ 8
Total                                            .25%


       From time to time, the Funds' investment adviser may, at its discretion, waive its fee or reimburse a Fund for certain of its expenses in order to reduce a Fund's expense ratio. The investment adviser will reimburse these Funds to the extent that any Fund's aggregate annual operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, and extraordinary expenses) exceed .20 of 1.00% of the average net assets for any fiscal year. The investment adviser may cease these voluntary waivers or reimbursements at any time.


       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in Institutional shares of the Funds will bear directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds".

                              FINANCIAL HIGHLIGHTS

       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the period ended February 28, 1997 for Evergreen Institutional Money Market Fund, Evergreen Institutional Tax Exempt Money Market Fund and Evergreen Institutional Treasury Money Market Fund has been audited by Price Waterhouse LLP, each Fund's independent accountants. A report of Price Waterhouse LLP is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.

       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

Evergreen Institutional Money Market Fund

                                                                                                          Period Ended
                                                                                                        February 28, 1997
                                                                                                 Institutional      Institutional
                                                                                                Service Shares *      Shares **
PER SHARE DATA:
Net asset value, beginning of period.........................................................         $1.000             $1.000
Net investment income........................................................................          0.014              0.015
Less distributions to shareholders from net investment income................................         (0.014)            (0.015)
Net asset value, end of period...............................................................         $1.000             $1.000
TOTAL RETURN.................................................................................          1.40%              1.57%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)....................................................       $867,294           $575,331
Ratios to average net assets (annualized):
  Expenses, net..............................................................................          0.32%              0.07%
  Expenses before waivers and reimbursements.................................................          0.68%              0.43%
  Net investment income......................................................................          5.24%              5.48%


*  Class commenced operations on November 26, 1996.


** Class commenced operations on November 19, 1996.

Evergreen Institutional Tax Exempt Money Market Fund

                                                                                                          Period Ended
                                                                                                        February 28, 1997
                                                                                                 Institutional      Institutional
                                                                                                Service Shares *      Shares **
PER SHARE DATA:
Net asset value, beginning of period.........................................................         $1.000             $1.000
Net investment income........................................................................          0.008              0.010
Less distributions to shareholders from net investment income................................         (0.008)            (0.010)
Net asset value, end of period...............................................................         $1.000             $1.000
TOTAL RETURN.................................................................................          0.85%              0.96%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)....................................................        $14,295           $206,124
Ratios to average net assets (annualized):
  Expenses, net..............................................................................          0.30%              0.05%
  Expenses before waivers and reimbursements.................................................          0.70%              0.45%
  Net investment income......................................................................          3.19%              3.50%

*  Class commenced operations on November 25, 1996.
** Class commenced operations on November 20, 1996.
                                       4

Evergreen Institutional Treasury Money Market Fund

                                                                                                          Period Ended
                                                                                                        February 28, 1997
                                                                                                 Institutional      Institutional
                                                                                                Service Shares *      Shares **
PER SHARE DATA:
Net asset value, beginning of period.........................................................         $1.000             $1.000
Net investment income........................................................................          0.013              0.015
Less distributions to shareholders from investment income....................................         (0.013)            (0.015)
Net asset value, end of period...............................................................         $1.000             $1.000
TOTAL RETURN.................................................................................          1.33%              1.49%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)....................................................       $509,369           $367,771
Ratios to average net assets (annualized):
  Expenses, net..............................................................................          0.31%              0.06%
  Expenses before waivers and reimbursements.................................................          0.70%              0.45%
  Net investment income......................................................................          4.98%              5.24%

*  Class commenced operations on November 27, 1996.
** Class commenced operations on November 20, 1996.
                                       5

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies, which are discussed in "Investment Practices and Restrictions".
Evergreen Institutional Money Market Fund
       The investment objective of Evergreen Institutional Money Market Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. This objective is a fundamental policy and may not be changed without shareholder approval. The Fund invests in high quality money market instruments, which are determined to be of eligible quality under Securities and Exchange Commission ("SEC") rules and to present minimal credit risk. Under SEC rules, eligible securities include First Tier Securities (i.e., securities rated in the highest short-term rating category) and Second Tier Securities (i.e., securities which are otherwise eligible but not in the First
Tier). The rules prohibit the Fund from holding more than 5% of its value in Second Tier Securities. The Fund's permitted investments include:
       1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Government, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and Tennessee Valley Authority.
       Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality, and not the credit of the United States Government, include the Interamerican Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.

       2. Commercial paper, including variable amount master demand notes, that is rated in one of the two highest short-term rating categories by any two of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. ("Moody's") or any other nationally recognized statistical rating organization ("SRO") (or by a single rating agency if only one of these agencies has assigned a rating). The Fund will not invest more than 10% of its total assets, at the time of the investment in question, in variable amount master demand notes. For a description of these ratings see the Statement of Additional Information.

       3. Corporate debt securities and bank obligations that are rated in one of the three highest short-term rating categories by any two of S&P, Moody's and any other SRO (or by a single rating agency if only one of these agencies has assigned a rating).
       4. Unrated corporate debt securities, commercial paper and bank obligations that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., instruments having a maturity of 366 days or less) that (A) is comparable in priority and security to the unrated securities and (B) meets the rating requirements of paragraphs 2 or 3 above.
       5. Unrated corporate debt securities, commercial paper and bank obligations issued by domestic and foreign companies which have an outstanding long-term debt issue rated in the top two rating categories by a SRO and determined by the investment adviser to be of comparable quality.
       6. Unrated corporate debt securities, commercial paper and bank obligations otherwise determined by the investment adviser to be of comparable quality.
       7. Repurchase agreements with respect to the securities described in paragraphs 1 through 6 above.
                                       6

       The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments involve risks that are different from investments in domestic securities. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities in the Fund's portfolio. Additionally, foreign banks are subject to less extensive regulation and disclosure requirements than U.S. banks and, accordingly, there may be less publicly available information about such banks and greater risks associated with their obligations.
       The Fund may invest in commercial paper and other short-term corporate obligations which meet the rating criteria specified in paragraphs 3 and 4 above which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The Fund has been informed that the staff of the SEC does not consider such securities to be readily marketable. The Fund will not invest more than 10% of its total assets in securities which are not readily marketable (including private placement securities) and in repurchase agreements maturing in more than seven days.

Evergreen Institutional Tax Exempt Money Market Fund

       The investment objective of Evergreen Institutional Tax Exempt Money Market Fund is to achieve as high a level of current income exempt from Federal income tax, as is consistent with preserving capital and providing liquidity. This objective is a fundamental policy and may not be changed without shareholder approval. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short-term (i.e., with remaining maturities not exceeding 397 days) debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from Federal income tax. Such securities are generally known as Municipal Obligations. (See "Municipal Obligations" below.)
       The Fund will invest in Municipal Obligations only if they are determined to be of eligible quality under SEC rules and to present minimum credit risk. Municipal Obligations in which the Fund may invest include: (i) municipal securities that are rated in one of the top three short-term rating categories by any two of S&P, Moody's or any other nationally recognized SRO (or by a single rating agency if only one of these agencies has assigned a rating); (ii) municipal securities that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., having a maturity of 366 days or less) that (A) is comparable in priority and security to such instruments and (B) meets the rating requirements above; and (iii) bonds with a remaining maturity of 397 days or less that are rated no lower than one of the top two long-term rating categories by any SRO and determined by the investment adviser to be of comparable quality. For a description of such ratings see the Statement of Additional Information. The Fund may also purchase Municipal Obligations which are unrated at the time of purchase up to a maximum of 20% of its total assets, if such securities are determined by the Fund's investment adviser to be of comparable quality. Certain Municipal Obligations (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks or other financial institutions and, in such instances, the investment adviser will take into account the obligation of the bank in assessing the quality of such security. The ability of the Fund to meet its investment objective is necessarily subject to the ability of municipal issuers to meet their payment obligations.
       Interest income on certain types of bonds issued after August 7, 1986 to finance nongovernmental activities is an item of "tax-preference" subject to the Federal alternative minimum tax for individuals and corporations. To the extent the Fund invests in these "private activity" bonds (some of which were formerly referred to as "industrial development" bonds), individual and corporate shareholders, depending on their status, may be subject to the alternative minimum tax on the part of the Fund's distributions derived from the bonds. As a matter of fundamental policy, which may not be changed without shareholder approval, the Fund will invest at least 80% of its net assets in Municipal Obligations, the interest from which is not subject to the Federal alternative minimum tax.
Municipal Obligations. As noted above, the Fund will invest substantially all of its assets in Municipal Obligations. These include municipal bonds, short-term municipal notes and tax exempt commercial paper. "Municipal bonds" are debt obligations issued to obtain funds for various public purposes that are exempt from Federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing
                                       7
power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" issues which are normally issued by special purpose authorities.
       Industrial development bonds ("IDBs") and private activity bonds ("PABs") are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities being financed. Participation interests are interests in municipal bonds, including IDBs and PABs, and floating and variable rate obligations that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature is backed by an irrevocable letter of credit or guarantee of the bank. A put bond is a municipal bond which gives the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date. "Short-term municipal notes" and "tax exempt commercial paper" include tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

Floating Rate and Variable Rate Obligations. Municipal Obligations also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less. Certain of these obligations may carry a demand feature that gives the Fund the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. The Fund will limit the value of its investments in any floating or variable rate securities which are not readily marketable and in all other not readily marketable securities to 10% or less of its net assets.

Stand-by Commitments. The Fund may also acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified Municipal Obligations at a specified price. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 10% of the value of the Fund's net assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Fund's investment adviser, present minimal credit risks.
Taxable Investments. The Fund may temporarily invest up to 20% of the Fund's total assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, the Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when the Fund's assets available for investment exceed the available Municipal Obligations that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the United States Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by an SRO; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more.
Evergreen Institutional Treasury Money Market Fund
       The investment objective of Evergreen Institutional Treasury Money Market Fund, which is a matter of fundamental policy that may not be changed without shareholder approval, is to maintain stability of principal while earning current income. However, the Fund will only attempt to seek income to the extent consistent with stability of principal and, therefore, investments will only be made in short-term United States Treasury obligations with an
                                       8
average dollar-weighted maturity of 90 days or less. As a matter of investment strategy, the Fund's investment adviser intends to maintain a dollar-weighted average maturity for the Fund of 60 days or less.
       Evergreen Institutional Treasury Money Market Fund is suitable for conservative investors seeking high current yields plus relative safety. The Fund provides a reasonable means of maximizing opportunities and minimizing risks resulting from changing interest rates.
       The short-term United States Treasury obligations in which the Fund invests are issued by the U.S. Government and are fully guaranteed as to principal and interest by the United States. Such securities will have a maturity date that is 397 days or less from the date of acquisition unless they are purchased under an agreement that provides for repurchase of the securities from the Fund within 397 days from the date of acquisition. The Fund may also retain Fund assets in cash.
INVESTMENT PRACTICES AND RESTRICTIONS
General. The Funds invest only in securities that have remaining maturities of 397 days (thirteen months) or less at the date of purchase. For this purpose, floating rate or variable rate obligations (described under Evergreen Institutional Tax Exempt Money Market Fund, above), which are payable on demand, but which may otherwise have a stated maturity in excess of this period, will be deemed to have remaining maturities of less than 397 days pursuant to conditions established by the SEC. The Funds maintain a dollar-weighted average portfolio maturity of ninety days or less. The Funds follow these policies to maintain a stable net asset value of $1.00 per share, although there is no assurance they can do so on a continuing basis. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. If a portfolio security is no longer of eligible quality, a Fund shall dispose of such security in an orderly fashion as soon as reasonably practicable, unless the investment adviser determines, in light of market conditions or other factors, that disposal of the instrument would not be in the best interests of the Fund and its shareholders.
       The ability of each Fund to meet its investment objective is necessarily subject to the ability of the issuers of securities in which the Funds invest to meet their payment obligations. In addition, the portfolio of each Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Fund. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Repurchase Agreements. The Funds may enter into repurchase agreements. A repurchase agreement is an arrangement pursuant to which a buyer purchases a security and simultaneously agrees to resell it to the vendor at a price that results in an agreed-upon market rate of return which is effective for the period of time (which is normally one to seven days, but may be longer) the buyer's money is invested in the security. The arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. Repurchase agreements may be entered into with member banks of the Federal Reserve System, including, the Fund's custodian or "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States Government securities. Each Fund will require continued maintenance of collateral with its custodian in an amount equal to, or in excess of, the repurchase price (including accrued interest). In the event a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. The Funds investment adviser will review and continually monitor the creditworthiness of each institution with which the Fund enters into a repurchase agreement to evaluate these risks. A Fund may not enter into repurchase agreements if, as a result, more than 10% of a Fund's net assets would be invested in repurchase agreements maturing in more than seven days and in other securities that are not readily marketable.

Securities Lending. In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Funds investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or United States Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash
                                       9
collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans. When-Issued Securities. Evergreen Institutional Tax Exempt Money Market Fund and Evergreen Institutional Treasury Money Market Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. Evergreen Institutional Tax Exempt Money Market Fund does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and Evergreen Institutional Treasury Money Market Fund does not expect that such commitments will exceed 20% of its total assets. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objective.

Illiquid Securities. The Funds may invest up to 10% of their net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements with maturities longer than seven days. In the case of Evergreen Institutional Tax Exempt Money Market Fund and Evergreen Institutional Money Market Fund, securities eligible for resale pursuant to Rule 144A under the Act, which have been determined to be liquid, will not be considered by each Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 10% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Funds' investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 10% of its net assets invested in illiquid or not readily marketable securities.


Other Investment Policies. The Funds may borrow money for temporary or emergency purposes in amounts not in excess of 10% of the value of a Fund's total assets in the case of Evergreen Institutional Tax Exempt Money Market Fund and Evergreen Institutional Money Market Fund and one-third of the value of Evergreen Institutional Treasury Money Market Fund's total assets, including the amount borrowed. As another means of borrowing, both Evergreen Institutional Tax Exempt Money Market Fund and Evergreen Institutional Money Market Fund may agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed upon date and price (a "reverse repurchase agreement") at the time of such borrowing in amounts up to 5% of the value of their total assets. A Fund will not purchase any securities whenever any borrowings (including reverse repurchase agreements) are outstanding. If either Evergreen Institutional Tax Exempt Money Market Fund or Evergreen Institutional Money Market Fund enter into a reverse repurchase agreement, they will place in a segregated custodial account cash, United States Government securities or liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions that are set forth in the Statement of Additional Information.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISER

       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established ("Trustees"). The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional Money Market Fund and Evergreen Institutional Tax Exempt Money Market Fund. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is headquartered in Charlotte, North Carolina, and had $137 billion in consolidated assets as of March 31, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG and the other investment advisory affiliates of FUNB manages or otherwise oversees the investment of over $61.9 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust (formerly known as First Union Funds), the two series of The Evergreen Lexicon Fund (formerly The FFB Lexicon Fund) and the two series of Evergreen Tax-Free Trust (formerly FFB Funds Trust). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services. CMG is entitled to receive from each Fund an annual fee equal to .15 of 1% of average daily net assets.


       Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of FUNB, serves as administrator to Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional Money Market Fund and Evergreen Institutional Tax Exempt Money Market Fund and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds for which any affiliate of FUNB serves as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. BISYS Fund Services ("BISYS"), an affiliate of Evergreen Keystone Distributor, Inc., distributor for the Evergreen Keystone group of mutual funds, serves as sub-administrator to the Funds and is entitled to receive a fee from EKIS calculated on the average daily net assets of the Funds at a rate based on the total assets of the mutual funds for which any affiliate of FUNB serves as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds for which FUNB affiliates serve as investment adviser were approximately $29 billion as of March 31, 1997.

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES

       Investors may purchase Fund shares at net asset value by mail or wire as described below. The Funds impose no sales charges on purchases of Institutional shares. Institutional shares are the only class of shares offered by this Prospectus and are only available to institutional investors who are clients of the Funds investment adviser or its affiliates or who have a significant business relationship with the Funds investment adviser or its affiliates. The minimum initial investment is $1,000,000 which may be waived in certain situations. There is no minimum for subsequent investments.


Purchases by Wire. Initial investments may be made by wire by (i) calling Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of FUNB, the Fund's registrar, transfer and dividend disbursing agent at (800) 633-2700 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to State Street Bank and Trust Company ("State Street"), as follows: State Street Bank and Trust Company, ABA No.0110-0002-8, Attn: Mutual Fund Division. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A completed Purchase Application must also be sent to EKSC indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.


How the Funds Value Their Shares. The net asset value of each Fund's shares for purposes of both purchases and redemptions is determined twice daily, at 12 noon (Eastern time) and promptly after the regular close of the New York Stock Exchange (currently 4:00 p.m. Eastern time) each business day (i.e., any weekday exclusive of days on which the New York Stock Exchange (the "Exchange") or State Street is closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by taking the sum of the values of a Fund's investments and any cash and other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Funds' investment adviser, are accrued daily. The securities in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method. The market value of securities which are not rated is normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.
       Each Fund attempts to maintain its net asset value at $1.00 per share. Under most conditions, management believes this will be possible, although there can be no assurance that this will be achieved. Calculations are periodically made to compare the value of a Fund's portfolio valued at amortized cost with market values. If a deviation of 1/2 of 1% or more were to occur between the net asset value calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were other deviations which the Trustees of the Trust under which each Fund operates believed would result in a material dilution to shareholders or purchasers, the Trustees would promptly consider what action, if any, should be initiated.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's remittance is not promptly received, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from the investor's account to reimburse a Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen Keystone Funds. Shares of the Funds are sold at the net asset value per share next determined after a shareholder's investment has been converted to federal funds. Investments by federal funds wire will be effective upon receipt. Shares purchased via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received the same day by 4:00 p.m. (Eastern time). Investors should telephone the Fund at the number on the front page of this Prospectus for additional information on same day purchases by telephone. Investment checks received at State Street will be invested on the date of receipt. Shareholders will begin earning dividends the following business day. A Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen Keystone Funds. Although not currently anticipated, each Fund reserves the right to suspend the offer of shares for a period of time.

HOW TO REDEEM SHARES
       You may "redeem", i.e. sell, your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or cancelled.

Redeeming Shares Directly By Mail Or Telephone. Send a signed letter of instruction or stock power form to EKSC at P.O. Box 2121, Boston, Massachusetts 02106-2121. Stock power forms are available from your financial intermediary, EKSC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to EKSC.


       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling EKSC at (800) 633-2700 between the hours of 8:00 a.m. to 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or EKSC's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or EKSC by telephone should follow the procedures outlined above for redemption by mail.

       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Purchase Application and choose how
                                       12
the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5.00 wire charge from all redemption proceeds wired. This charge is subject to change without notice. Redemption proceeds will be wired on the same day if the request is made prior to 12 noon (Eastern time). Such shares, however, will not earn dividends for that day. Redemption requests received after 12 noon will earn dividends for that day, and the proceeds will be wired on the following business day. A shareholder who decides later to use this service, or to change instructions already given, should provide EKSC with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to EKSC. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring some form of identification prior to acting upon instructions and tape recording of telephone instructions. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds will not be liable for following telephone instructions reasonably believed to be genuine. The Funds reserve the right to refuse a telephone redemption if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. Procedures for redeeming Fund shares by telephone may be modified or terminated without notice at any time.


Redemptions By Check. Upon request each Fund will provide holders of Institutional shares, without charge, with checks drawn on the Fund that will clear through State Street. Shareholders will be subject to State Street's rules and regulations governing such checking accounts. Checks will be sent usually within ten business days following the date the account is established. Checks may be made payable to the order of any payee in an amount of $250 or more. The payee of the check may cash or deposit it like a check drawn on a bank. (Investors should be aware that, as in the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from State Street.) When such a check is presented to State Street for payment, State Street, as the shareholder's agent, causes the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by State Street if there are insufficient or uncollectable shares to meet the withdrawal amount. The check writing procedure for withdrawal enables shareholders to continue earning income on the shares to be redeemed up to but not including the date the redemption check is presented to State Street for payment. Shareholders wishing to use this method of redemption, should fill out the appropriate part of the Purchase Application (including the Signature Card) and mail the completed form to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121. Shareholders requesting this service after an account has been opened must contact EKSC since additional documentation will be required. Currently, there is no charge either for checks or for the clearance of any checks. This service may be terminated or altered at any time.

General. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE

How To Exchange Shares. You may exchange some or all of your shares for Class Y shares of certain other Evergreen Keystone Funds by telephone or mail as described below. An exchange which represents an initial investment in another Evergreen Keystone Fund must amount to at least $1,000. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. Exchanges are subject to the minimum investment and suitability requirements of each fund. Each of the Evergreen Keystone Funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. This exchange privilege may be materially modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.


Exchanges by Telephone and Mail. You may exchange shares by telephone by calling EKSC at (800) 633-2700. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach EKSC by telephone. If you wish to use the telephone exchange service you should indicate this on the Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or EKSC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.

EFFECT OF BANKING LAWS

       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. CMG is subject to and in compliance with the aforementioned laws and regulations.

       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG was prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES

       The Funds declare substantially all of their net income as dividends on each business day. Such dividends are paid monthly. Net income, for dividend purposes, includes accrued interest and any market discount or premium that day, less the estimated expenses of a Fund. Gains or losses realized upon the sale of portfolio securities are not included in net income, but are reflected in the net asset value of a Fund's shares. Distributions of any net realized capital gains will be made annually or more frequently as required by the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The amount of dividends may fluctuate from day to day, and the dividend may be omitted on a day where Fund expenses exceed investment income. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in the immediately preceding December. Such dividends will be automatically reinvested in full and fractional shares of a Fund on the last business day of each month. However, shareholders who so inform the transfer agent in writing may have their dividends paid out in cash monthly. Shareholders who invest by check will be credited with a dividend on the business day following initial investment. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone as described in "How to Purchase Shares" will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions by check and where proceeds are wired the same day. (See "How to Redeem Shares".)

       Each Fund intends to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any Federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. The excise tax generally does not apply to the tax exempt income of a regulated investment company (such as Evergreen Institutional Tax Exempt Money Market Fund) that pays exempt interest dividends. Except as noted below with respect to Evergreen Institutional Tax Exempt Money Market Fund, most shareholders of the Funds normally will have to pay Federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund.
                                       14

       Evergreen Institutional Tax Exempt Money Market Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes, however, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax.

       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income. Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year. Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Since the Funds gross income is ordinarily expected to be interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser. Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Purchase Application, or on a separate form supplied by EKSC, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

GENERAL INFORMATION
Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.
Organization. The Evergreen Institutional Money Market Fund and Evergreen Institutional Treasury Money Market Fund are separate investment series of Evergreen Money Market Trust, which is a Massachusetts business trust organized in 1987. The Evergreen Institutional Tax Exempt Money Market Fund is a separate investment series of The Evergreen Municipal Trust, which is a Massachusetts business trust organized in 1988.
       The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian.


Registrar, Transfer and Dividend Disbursing Agent. Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, serves as each Fund's registrar, transfer and dividend-disbursing agent. EKSC is compensated for its services as transfer agent by a fee based upon the number of shareholder accounts maintained for the Fund.


Principal Underwriter. EKD, an affiliate of BISYS Fund Services, located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds. BISYS Fund Services also acts as sub-administrator to the Funds, including providing personnel to serve as officers of the Funds.

Other Classes of Shares. The Funds offer two classes of shares, Institutional Service and Institutional. Institutional shares are the only Class offered by this Prospectus.
Performance Information. From time to time, a Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.
       The method of calculating each Fund's yield is set forth in the Statement of Additional Information. Before investing, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest Federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:
                                       15

6% Tax-Free Yield /(1-.36 Tax Rate) = 6/.64 = 9.38% Taxable Yield. In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.
       Comparative performance information may also be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.

Liability Under Massachusetts Law. Under Massachusetts law, Trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which Funds operate provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.


Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

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  Investment Adviser
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
  Evergreen Institutional Money Market Fund
  Evergreen Institutional Tax Exempt Money Market Fund
  Evergreen Institutional Treasury Money Market Fund

  Custodian
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827

  Legal Counsel
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036

  Independent Accountants
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036


  Distributor
  Evergreen Keystone Distributor, Inc., 125 W. 55th Street, New York, New York 10019

  PROSPECTUS                                                     May 20, 1997

  EVERGREEN(SM) INSTITUTIONAL MONEY MARKET FUNDS             (LOGO GOES HERE)
  EVERGREEN INSTITUTIONAL MONEY MARKET FUND
  EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
  EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND
  INSTITUTIONAL SERVICE SHARES

           The Evergreen Institutional Money Market Funds (the "Funds") are designed to provide institutional investors with current income, stability of principal and liquidity. This Prospectus provides information regarding the Institutional Service shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.


           A Statement of Additional Information for the Funds dated May 20, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Evergreen Keystone Funds at (800) 343-2898. The minimum investment in each Fund is $1,000,000. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.

  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY, AND INVOLVE INVESTMENT RISKS.
           AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1997, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        4
DESCRIPTION OF THE FUNDS                                    6
         Investment Objectives And Policies                 6
         Investment Practices And Restrictions              9
MANAGEMENT OF THE FUNDS                                    10
         Investment Adviser                                10
         Distribution Plans And Agreements                 11
PURCHASE AND REDEMPTION OF SHARES                          12
         How To Buy Shares                                 12
         How To Redeem Shares                              13
         Exchange Privilege                                14
         Effect Of Banking Laws                            15
OTHER INFORMATION                                          15
         Dividends, Distributions And Taxes                15
         General Information                               16


                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The investment adviser to EVERGREEN INSTITUTIONAL MONEY MARKET FUND, EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND and EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND is the Capital Management Group of First Union National Bank of North Carolina. First Union National Bank of North Carolina is a wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.
       EVERGREEN INSTITUTIONAL MONEY MARKET FUND seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest only in high quality money market instruments.

       EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND seeks as high a level of current income exempt from Federal income tax as is consistent with preserving capital and providing liquidity. The Fund invests substantially all of its assets in short-term municipal securities, the interest from which is exempt from Federal income tax.


       EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND seeks to maintain stability of principal while earning current income.

       Each Fund seeks to maintain a stable net asset value of $1.00 per share although no assurances can be given that such a stable net asset value will be maintained.
       THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in Institutional Service shares of the Fund. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                    None
Sales Charge on Dividend Reinvestments                       None
Contingent Deferred Sales Charge                             None
Redemption Fee                                               None
Exchange Fee                                                 None

       The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to the Institutional Service shares of each Fund, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.
EVERGREEN INSTITUTIONAL MONEY MARKET FUND

                                          ANNUAL OPERATING
                                              EXPENSES                                                 EXAMPLE
Management Fee                                   .15%
                                                             After 1 Year                                $ 5
12b-1 Fees                                       .25%
                                                             After 3 Years                               $16
Other Expenses                                   .10%
Total                                            .50%

EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

                                          ANNUAL OPERATING
                                              EXPENSES                                                 EXAMPLE
Management Fee                                   .15%
                                                             After 1 Year                                $ 5
12b-1 Fees                                       .25%
                                                             After 3 Years                               $16
Other Expenses                                   .10%
Total                                            .50%

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND

                                          ANNUAL OPERATING
                                              EXPENSES                                                 EXAMPLE
Management Fee                                   .15%
                                                             After 1 Year                                $ 5
12b-1 Fees                                       .25%
                                                             After 3 Years                               $16
Other Expenses                                   .10%
Total                                            .50%


       From time to time, the Funds' investment adviser may, at its discretion, waive its fee or reimburse a Fund for certain of its expenses in order to reduce a Fund's expense ratio. The investment adviser will reimburse these Funds to the extent that any Fund's aggregate annual operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder service fees and extraordinary expenses) exceed .45 of 1.00% of the average net assets for any fiscal year. The investment adviser may cease these voluntary waivers or reimbursements at any time.


       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in Institutional Service shares of the Funds will bear directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds".

                              FINANCIAL HIGHLIGHTS


       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the period ended February 28, 1997 of EVERGREEN INSTITUTIONAL MONEY MARKET FUND, EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND and EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND has been audited by Price Waterhouse LLP, each Fund's independent accountants. A report of Price Waterhouse LLP is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.


       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.


EVERGREEN INSTITUTIONAL MONEY MARKET FUND


                                                                                                         PERIOD ENDED
                                                                                                       FEBRUARY 28, 1997
                                                                                               INSTITUTIONAL         INSTITUTIONAL
                                                                                             SERVICE SHARES *          SHARES **
PER SHARE DATA:
Net asset value, beginning of period......................................................          $1.000                $1.000
Net investment income.....................................................................           0.014                 0.015
Less distributions to shareholders from net investment income.............................          (0.014)               (0.015)
Net asset value, end of period............................................................          $1.000                $1.000
Total Return..............................................................................           1.40%                 1.57%
RATIOS & SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)...............................................       $ 867,294             $ 575,331
  Ratios to average net assets (annualized):
    Expenses, net.........................................................................           0.32%                 0.07%
    Expenses before waivers and reimbursements............................................           0.68%                 0.43%
    Net investment income.................................................................           5.24%                 5.48%




*  Class commenced operations on November 26, 1996.


** Class commenced operations on November 19, 1996.


EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND


                                                                                                         PERIOD ENDED
                                                                                                       FEBRUARY 28, 1997
                                                                                               INSTITUTIONAL         INSTITUTIONAL
                                                                                             SERVICE SHARES *          SHARES **
PER SHARE DATA:
Net asset value, beginning of period......................................................         $1.000                 $1.000
Net investment income.....................................................................          0.008                  0.010
Less distributions to shareholders from net investment income.............................         (0.008)                (0.010)
Net asset value, end of period............................................................         $1.000                 $1.000
Total Return..............................................................................          0.85%                  0.96%
RATIOS & SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)...............................................        $14,295              $ 206,124
  Ratios to average net assets (annualized):
    Expenses, net.........................................................................          0.30%                  0.05%
    Expenses before waivers and reimbursements............................................          0.70%                  0.45%
    Net investment income.................................................................          3.19%                  3.50%




*  Class commenced operations on November 25, 1996.


** Class commenced operations on November 20, 1996.

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND


                                                                                                         PERIOD ENDED
                                                                                                       FEBRUARY 28, 1997
                                                                                               INSTITUTIONAL         INSTITUTIONAL
                                                                                             SERVICE SHARES *          SHARES **
PER SHARE DATA:
Net asset value, beginning of period......................................................          $1.000                $1.000
Net investment income.....................................................................           0.013                 0.015
Less distributions to shareholders from net investment income.............................          (0.013)               (0.015)
Net asset value, end of period............................................................          $1.000                $1.000
Total Return..............................................................................           1.33%                 1.49%
RATIOS & SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)...............................................       $ 509,369             $ 367,771
  Ratios to average net assets (annualized):
    Expenses, net.........................................................................           0.31%                 0.06%
    Expenses before waivers and reimbursements............................................           0.70%                 0.45%
    Net investment income.................................................................           4.98%                 5.24%





*  Class commenced operations on November 27, 1996.


** Class commenced operations on November 20, 1996.

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies, which are discussed in "Investment Practices and Restrictions".
EVERGREEN INSTITUTIONAL MONEY MARKET FUND
       The investment objective of EVERGREEN INSTITUTIONAL MONEY MARKET FUND is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. This objective is a fundamental policy and may not be changed without shareholder approval. The Fund invests in high quality money market instruments, which are determined to be of eligible quality under Securities and Exchange Commission ("SEC") rules and to present minimal credit risk. Under SEC rules, eligible securities include First Tier Securities (i.e., securities rated in the highest short-term rating category) and Second Tier Securities (i.e., securities which are otherwise eligible but not in the First
Tier). The rules prohibit the Fund from holding more than 5% of its value in Second Tier Securities. The Fund's permitted investments include:
       1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Government, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and Tennessee Valley Authority.
       Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality, and not the credit of the United States Government, include the Interamerican Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.

       2. Commercial paper, including variable amount master demand notes, that is rated in one of the two highest short-term rating categories by any two of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. ("Moody's") or any other nationally recognized statistical rating organization ("SRO") (or by a single rating agency if only one of these agencies has assigned a rating). The Fund will not invest more than 10% of its total assets, at the time of the investment in question, in variable amount master demand notes. For a description of these ratings see the Statement of Additional Information.

       3. Corporate debt securities and bank obligations that are rated in one of the three highest short-term rating categories by any two of S&P, Moody's and any other SRO (or by a single rating agency if only one of these agencies has assigned a rating).
       4. Unrated corporate debt securities, commercial paper and bank obligations that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., instruments having a maturity of 366 days or less) that (A) is comparable in priority and security to the unrated securities and (B) meets the rating requirements of paragraphs 2 or 3 above.
       5. Unrated corporate debt securities, commercial paper and bank obligations issued by domestic and foreign companies which have an outstanding long-term debt issue rated in the top two rating categories by a SRO and determined by the investment adviser to be of comparable quality.
       6. Unrated corporate debt securities, commercial paper and bank obligations otherwise determined by the investment adviser to be of comparable quality.
       7. Repurchase agreements with respect to the securities described in paragraphs 1 through 6 above.
       The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign
                                       6
branches of U.S. banks. These investments involve risks that are different from investments in domestic securities. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities in the Fund's portfolio. Additionally, foreign banks are subject to less extensive regulations and disclosure requirements than U.S. banks and, accordingly, there may be less publicly available information about such banks and greater risks associated with their obligations.
       The Fund may invest in commercial paper and other short-term corporate obligations which meet the rating criteria specified in paragraphs 3 and 4 above which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The Fund has been informed that the staff of the SEC does not consider such securities to be readily marketable. The Fund will not invest more than 10% of its total assets in securities which are not readily marketable (including private placement securities) and in repurchase agreements maturing in more than seven days.

EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

       The investment objective of EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND is to achieve as high a level of current income exempt from Federal income tax, as is consistent with preserving capital and providing liquidity. This objective is a fundamental policy and may not be changed without shareholder approval. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short-term (i.e., with remaining maturities not exceeding 397 days) debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from Federal income tax. Such securities are generally known as Municipal Obligations. (See "Municipal Obligations" below.)
       The Fund will invest in Municipal Obligations only if they are determined to be of eligible quality under SEC rules and to present minimum credit risk. Municipal Obligations in which the Fund may invest include: (i) municipal securities that are rated in one of the top three short-term rating categories by any two of S&P, Moody's or any other nationally recognized SRO (or by a single rating agency if only one of these agencies has assigned a rating); (ii) municipal securities that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., having a maturity of 366 days or less) that (A) is comparable in priority and security to such instruments and (B) meets the rating requirements above; and (iii) bonds with a remaining maturity of 397 days or less that are rated no lower than one of the top two long-term rating categories by any SRO and determined by the investment adviser to be of comparable quality. For a description of such ratings see the Statement of Additional Information. The Fund may also purchase Municipal Obligations which are unrated at the time of purchase up to a maximum of 20% of its total assets, if such securities are determined by the Fund's investment adviser to be of comparable quality. Certain Municipal Obligations (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks or other financial institutions and, in such instances, the investment adviser will take into account the obligation of the bank in assessing the quality of such security. The ability of the Fund to meet its investment objective is necessarily subject to the ability of municipal issuers to meet their payment obligations.
       Interest income on certain types of bonds issued after August 7, 1986 to finance nongovernmental activities is an item of "tax-preference" subject to the Federal alternative minimum tax for individuals and corporations. To the extent the Fund invests in these "private activity" bonds (some of which were formerly referred to as "industrial development" bonds), individual and corporate shareholders, depending on their status, may be subject to the alternative minimum tax on the part of the Fund's distributions derived from the bonds. As a matter of fundamental policy, which may not be changed without shareholder approval, the Fund will invest at least 80% of its net assets in Municipal Obligations, the interest from which is not subject to the Federal alternative minimum tax.
Municipal Obligations. As noted above, the Fund will invest substantially all of its assets in Municipal Obligations. These include municipal bonds, short-term municipal notes and tax exempt commercial paper. "Municipal bonds" are debt obligations issued to obtain funds for various public purposes that are exempt from Federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific
                                       7
source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" issues which are normally issued by special purpose authorities.
       Industrial development bonds ("IDBs") and private activity bonds ("PABs") are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities being financed. Participation interests are interests in municipal bonds, including IDBs and PABs, and floating and variable rate obligations that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature is backed by an irrevocable letter of credit or guarantee of the bank. A put bond is a municipal bond which gives the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date. "Short-term municipal notes" and "tax exempt commercial paper" include tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

Floating Rate and Variable Rate Obligations. Municipal Obligations also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less. Certain of these obligations may carry a demand feature that gives the Fund the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. The Fund will limit the value of its investments in any floating or variable rate securities which are not readily marketable and in all other not readily marketable securities to 10% or less of its net assets.

Stand-by Commitments. The Fund may also acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified Municipal Obligations at a specified price. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 10% of the value of the Fund's net assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Fund's investment adviser, present minimal credit risks.
Taxable Investments. The Fund may temporarily invest up to 20% of the Fund's total assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, the Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when the Fund's assets available for investment exceed the available Municipal Obligations that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the United States Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by an SRO; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more.
EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND
       The investment objective of EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND, which is a matter of fundamental policy that may not be changed without shareholder approval, is to maintain stability of principal while earning current income. However, the Fund will only attempt to seek income to the extent consistent with stability of principal and, therefore, investments will only be made in short-term United States Treasury obligations with an average dollar-weighted maturity of 90 days or less. As a matter of investment strategy, the Fund's investment adviser intends to maintain a dollar-weighted average maturity for the Fund of 60 days or less.
                                       8

       EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND is suitable for conservative investors seeking high current yields plus relative safety. The Fund provides a reasonable means of maximizing opportunities and minimizing risks resulting from changing interest rates.
       The short-term United States Treasury obligations in which the Fund invests are issued by the U.S. Government and are fully guaranteed as to principal and interest by the United States. Such securities will have a maturity date that is 397 days or less from the date of acquisition unless they are purchased under an agreement that provides for repurchase of the securities from the Fund within 397 days from the date of acquisition. The Fund may also retain Fund assets in cash.
INVESTMENT PRACTICES AND RESTRICTIONS
General. The Funds invest only in securities that have remaining maturities of 397 days (thirteen months) or less at the date of purchase. For this purpose, floating rate or variable rate obligations (described under EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND, above), which are payable on demand, but which may otherwise have a stated maturity in excess of this period, will be deemed to have remaining maturities of less than 397 days pursuant to conditions established by the SEC. The Funds maintain a dollar-weighted average portfolio maturity of ninety days or less. The Funds follow these policies to maintain a stable net asset value of $1.00 per share, although there is no assurance they can do so on a continuing basis. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. If a portfolio security is no longer of eligible quality, a Fund shall dispose of such security in an orderly fashion as soon as reasonably practicable, unless the investment adviser determines, in light of market conditions or other factors, that disposal of the instrument would not be in the best interests of the Fund and its shareholders.
       The ability of each Fund to meet its investment objective is necessarily subject to the ability of the issuers of securities in which the Funds invest to meet their payment obligations. In addition, the portfolio of each Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Fund. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Repurchase Agreements. The Funds may enter into repurchase agreements. A repurchase agreement is an arrangement pursuant to which a buyer purchases a security and simultaneously agrees to resell it to the vendor at a price that results in an agreed-upon market rate of return which is effective for the period of time (which is normally one to seven days, but may be longer) the buyer's money is invested in the security. The arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. Repurchase agreements may be entered into with member banks of the Federal Reserve System, including, the Fund's custodian or "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States Government securities. Each Fund will require continued maintenance of collateral with its custodian in an amount equal to, or in excess of, the repurchase price (including accrued interest). In the event a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. The Funds investment adviser will review and continually monitor the creditworthiness of each institution with which the Fund enters into a repurchase agreement to evaluate these risks. A Fund may not enter into repurchase agreements if, as a result, more than 10% of a Fund's net assets would be invested in repurchase agreements maturing in more than seven days and in other securities that are not readily marketable.

Securities Lending. In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Funds investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or United States Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans. When-Issued Securities. EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND and EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND does not expect that such commitments will exceed 20% of its total assets. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objective.

Illiquid Securities. The Funds may invest up to 10% of their net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements with maturities longer than seven days. In the case of EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND and EVERGREEN INSTITUTIONAL MONEY MARKET FUND, securities eligible for resale pursuant to Rule 144A under the Act, which have been determined to be liquid, will not be considered by each Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 10% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Funds' investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 10% of its net assets invested in illiquid or not readily marketable securities.


Other Investment Policies. The Funds may borrow money for temporary or emergency purposes in amounts not in excess of 10% of the value of a Fund's total assets in the case of EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND and EVERGREEN INSTITUTIONAL MONEY MARKET FUND and one-third of the value of EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND'S total assets, including the amount borrowed. As another means of borrowing, both EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND and EVERGREEN INSTITUTIONAL MONEY MARKET FUND may agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed upon date and price (a "reverse repurchase agreement") at the time of such borrowing in amounts up to 5% of the value of their total assets. A Fund will not purchase any securities whenever any borrowings (including reverse repurchase agreements) are outstanding. If either EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND or EVERGREEN INSTITUTIONAL MONEY MARKET FUND enter into a reverse repurchase agreement, they will place in a segregated custodial account cash, United States Government securities or liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions that are set forth in the Statement of Additional Information.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISER

       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established ("Trustees"). The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND, EVERGREEN INSTITUTIONAL MONEY MARKET FUND and EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is headquartered in Charlotte, North Carolina, and had $137 billion in consolidated assets as of March 31, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG and the other investment advisory affiliates of FUNB manage or otherwise oversee the investment of over $61.9 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust (formerly known as First Union Funds), the two series of The Evergreen Lexicon Fund (formerly The FFB Lexicon Fund) and the two series of Evergreen Tax-Free Trust (formerly FFB Funds Trust). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services. CMG is entitled to receive from each Fund an annual fee equal to .15 of 1% of average daily net assets.


       Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of FUNB, serves as administrator to EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND, EVERGREEN INSTITUTIONAL MONEY MARKET FUND and EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds for which any affiliate of FUNB serves as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. BISYS Fund Services ("BISYS"), an affiliate of Evergreen Keystone Distributor, Inc., distributor for the Evergreen Keystone group of mutual funds, serves as sub-administrator to the Funds and is entitled to receive a fee from EKIS calculated on the average daily net assets of the Funds at a rate based on the total assets of the mutual funds for which any affiliate of FUNB serves as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds for which FUNB affiliates serve as investment adviser were approximately $29 billion as of March 31, 1997.

DISTRIBUTION PLANS AND AGREEMENTS

       Rule 12b-1 under the Investment Company Act of 1940 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. Each Fund has adopted for their Institutional Service shares a "Rule 12b-1 plan" (each, a "Plan" or collectively the "Plans"). Pursuant to each Plan, a Fund may incur distribution-related and shareholder servicing-related expenses which may not exceed an annual rate of
 .25 of 1% of the Fund's aggregate average daily net assets attributable to Institutional Service shares. The Plans provide that a portion of the fee payable thereunder may constitute a service fee to be used for providing ongoing personal service and/or the maintenance of shareholder accounts. Service fee payments to financial intermediaries for such purposes will not exceed .25 of 1% on an annualized basis of the aggregate average daily net assets attributable to the Institutional Service shares.


       Each Fund has also entered into a distribution agreement (each a "Distribution Agreement" or collectively the "Distribution Agreements") with Evergreen Keystone Distributor, Inc. ("EKD"). Pursuant to the Distribution Agreements, each Fund will compensate EKD for its services at a rate which may not exceed an annual rate of .20 of 1% of a Fund's aggregate average daily net assets attributable to Institutional Service shares. The Distribution Agreements provide that EKD will use the distribution fee received from a Fund for payments
(i) to compensate broker-dealers or other persons for distributing shares of the Funds, (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders.


       The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Since EKD's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EKD, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EKD. Distribution expenses incurred by EKD in one fiscal year that exceed the level of compensation paid to EKD for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.

       The Plans are in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75 of 1% and .25 of 1%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.
                                       11

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES

       Investors may purchase shares of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EKD. The minimum initial investment is $1,000,000, which may be waived in certain situations. There is no minimum for subsequent investments. In states where EKD is not registered as a broker-dealer shares of the Funds will only be sold through BISYS, other broker-dealers or other financial institutions that are registered. See the Share Purchase Application and Statement of Additional Information for more information. Only Institutional Service shares of the Fund are offered through this Prospectus. (See "General Information" -- "Other Classes of Shares".) Institutional Service shares of the Fund can be purchased at net asset value without an initial sales charge. Certain broker-dealers or other financial institutions may impose a fee in connection with purchases at net asset value.


Purchases by Wire. Initial investments may be made by wire by (i) calling Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of FUNB, the Funds' registrar, transfer and dividend disbursing agent at (800) 633-2700 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to State Street Bank and Trust Company ("State Street"), as follows: State Street Bank and Trust Company, ABA No.0110-0002-8, Attn: Mutual Fund Division. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A completed Purchase Application must also be sent to EKSC indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.


How the Funds Value Their Shares. The net asset value of each Fund's shares for purposes of both purchases and redemptions is determined twice daily, at 12 noon (Eastern time) and promptly after the regular close of the New York Stock Exchange (currently 4:00 p.m. Eastern time) each business day (i.e., any weekday exclusive of days on which the New York Stock Exchange (the "Exchange") or State Street is closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by taking the sum of the values of a Fund's investments and any cash and other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Funds' investment adviser, are accrued daily. The securities in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method. The market value of securities which are not rated is normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

       Each Fund attempts to maintain its net asset value at $1.00 per share. Under most conditions, management believes this will be possible, although there can be no assurance that this will be achieved. Calculations are periodically made to compare the value of a Fund's portfolio valued at amortized cost with market values. If a deviation of 1/2 of 1% or more were to occur between the net asset value calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were other deviations which the Trustees of the Trust under which each Fund operates believed would result in a material dilution to shareholders or purchasers, the Trustees would promptly consider what action, if any, should be initiated.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's remittance is not promptly received, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from the investor's account to reimburse a Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen Keystone Funds. Shares of the Funds are sold at the net asset value per share next determined after a shareholder's investment has been converted to federal funds. Investments by federal funds wire will be effective upon receipt. Shares purchased via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon

(Eastern time), and federal funds are received the same day by 4:00 p.m. (Eastern time). Investors should telephone the Fund at the number on the front page of this Prospectus for additional information on same day purchases by telephone. Investment checks received at State Street will be invested on the date of receipt. Shareholders will begin earning dividends the following business day. A Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen Keystone Funds. Although not currently anticipated, each Fund reserves the right to suspend the offer of shares for a period of time.

General

       In addition to the discount or commission paid to dealers, EKD will from time to time pay to dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen Keystone Funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EKD may also limit the availability of such incentives to certain specified dealers. EKD from time to time sponsors promotions involving First Union Brokerage Services, Inc. ("FUBS"), an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all dealers. Certain broker-dealers may also receive payments from EKD or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from an investor's financial intermediary before 4:00 p.m. (Eastern time) for them to receive that day's net asset value. The financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge an investor for this service. Certain financial intermediaries may require that they be given instructions earlier than 4:00 p.m.
HOW TO REDEEM SHARES
       You may "redeem", i.e. sell, your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or cancelled.

Redeeming Shares Directly By Mail Or Telephone. Send a signed letter of instruction or stock power form to EKSC at P.O. Box 2121, Boston, Massachusetts 02106-2121. Stock power forms are available from your financial intermediary, EKSC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to EKSC.


       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling EKSC at (800) 633-2700 between the hours of 8:00 a.m. to 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or EKSC by telephone should follow the procedures outlined above for redemption by mail.

       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5.00 wire
                                       13
charge from all redemption proceeds wired. This charge is subject to change without notice. Redemption proceeds will be wired on the same day if the request is made prior to 12 noon (Eastern time). Such shares, however, will not earn dividends for that day. Redemption requests received after 12 noon will earn dividends for that day, and the proceeds will be wired on the following business day. A shareholder who decides later to use this service, or to change instructions already given, should provide EKSC with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to EKSC. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring some form of identification prior to acting upon instructions and tape recording of telephone instructions. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds will not be liable for following telephone instructions reasonably believed to be genuine. The Funds reserve the right to refuse a telephone redemption if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. Procedures for redeeming Fund shares by telephone may be modified or terminated without notice at any time.


Redemptions By Check. Upon request each Fund will provide holders of Institutional Service shares, without charge, with checks drawn on the Fund that will clear through State Street. Shareholders will be subject to State Street's rules and regulations governing such checking accounts. Checks will be sent usually within ten business days following the date the account is established. Checks may be made payable to the order of any payee in an amount of $250 or more. The payee of the check may cash or deposit it like a check drawn on a bank. (Investors should be aware that, as in the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from State Street.) When such a check is presented to State Street for payment, State Street, as the shareholder's agent, causes the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by State Street if there are insufficient or uncollectable shares to meet the withdrawal amount. The check writing procedure for withdrawal enables shareholders to continue earning income on the shares to be redeemed up to but not including the date the redemption check is presented to State Street for payment. Shareholders wishing to use this method of redemption, should fill out the appropriate part of the Purchase Application (including the Signature Card) and mail the completed form to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121. Shareholders requesting this service after an account has been opened must contact EKSC since additional documentation will be required. Currently, there is no charge either for checks or for the clearance of any checks. This service may be terminated or altered at any time.

General. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE

How To Exchange Shares. You may exchange some or all of your shares for Institutional Service shares of the other Evergreen Keystone Funds by telephone or mail as described below. An exchange which represents an initial investment in another Evergreen mutual fund must amount to at least $1,000. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. Exchanges are subject to the minimum investment and suitability requirements of each fund. Each of the Evergreen Keystone Funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. This exchange privilege may be materially modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from an investor's financial intermediary before 4:00 p.m. (Eastern time) for them to receive that day's net asset value. The financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge an investor for this service.

Exchanges By Telephone And Mail. You may exchange shares by telephone by calling EKSC at (800) 633-2700. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach EKSC by telephone. If you wish to use the telephone exchange service you should indicate this on the Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or EKSC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.

EFFECT OF BANKING LAWS

       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. CMG is subject to and in compliance with the aforementioned laws and regulations.

       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG was prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES

       The Funds declare substantially all of their net income as dividends on each business day. Such dividends are paid monthly. Net income, for dividend purposes, includes accrued interest and any market discount or premium that day, less the estimated expenses of a Fund. Gains or losses realized upon the sale of portfolio securities are not included in net income, but are reflected in the net asset value of a Fund's shares. Distributions of any net realized capital gains will be made annually or more frequently as required by the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The amount of dividends may fluctuate from day to day, and the dividend may be omitted on a day where Fund expenses exceed investment income. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in the immediately preceding December. Such dividends will be automatically reinvested in full and fractional shares of a Fund on the last business day of each month. However, shareholders who so inform the transfer agent in writing may have their dividends paid out in cash monthly. Shareholders who invest by check will be credited with a dividend on the business day following initial investment. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone as described in "How to Purchase Shares" will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions by check and where proceeds are wired the same day. (See "How to Redeem Shares".)

       Each Fund intends to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any Federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. The excise tax generally does not apply to the tax exempt income of a regulated investment company (such as EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND) that pays exempt interest dividends. Except as noted below with respect to EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND, most shareholders of the Funds normally will have to pay Federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund.
                                       15

       EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes, however, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax.

       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income. Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year. Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Since the Funds gross income is ordinarily expected to be interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser. Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Purchase Application, or on a separate form supplied by EKSC, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

GENERAL INFORMATION
Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Organization. The EVERGREEN INSTITUTIONAL MONEY MARKET FUND and EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND are separate investment series of Evergreen Money Market Trust, which is a Massachusetts business trust organized in 1987. The EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND is a separate investment series of The Evergreen Municipal Trust, which is a Massachusetts business trust organized in 1988.

       The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in each Class of the Funds will be entitled to their share of all dividends and distributions from the Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net value of the Class of shares of the Fund represented by the redeemed shares. The Trust is empowered to establish, without shareholder approval, additional series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series were established in the Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Institutional Service and Institutional shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian.


Registrar, Transfer and Dividend Disbursing Agent. Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121 serves as each Fund's registrar, transfer and dividend disbursing agent. EKSC is compensated for its services as transfer agent by a fee based upon the number of shareholder accounts maintained for the Fund.


Principal Underwriter. EKD, an affiliate of BISYS Fund Services, located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds. BISYS Fund Services also acts as sub-administrator to the Funds, including providing personnel to serve as officers of the Funds.

Other Classes of Shares. The Funds offer two classes of shares, Institutional Service and Institutional. Institutional Service shares are the only Class offered by this Prospectus.

Performance Information. From time to time, a Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.
       The method of calculating each Fund's yield is set forth in the Statement of Additional Information. Before investing, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest Federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:
6% Tax-Free Yield /(1-.36 Tax Rate) = 6/.64 = 9.38% Taxable Yield. In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.
       Comparative performance information may also be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.

Liability Under Massachusetts Law. Under Massachusetts law, Trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which Funds operate provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.


Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

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  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
  EVERGREEN INSTITUTIONAL MONEY MARKET FUND
  EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
  EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND

  CUSTODIAN
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827

  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036

  INDEPENDENT ACCOUNTANTS
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036


  DISTRIBUTOR
  Evergreen Keystone Distributor, Inc., 125 West 55th Street, New York, New York 10019


  49311

                           EVERGREEN MUNICIPAL TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 31, 1996
                             As Amended May 20, 1997

                        THE EVERGREEN MONEY MARKET FUNDS

                2500 Westchester Avenue, Purchase, New York 10577

                                  800-343-2898

Evergreen Money Market Fund ("Money Market")
Evergreen Tax Exempt Money Market Fund ("Tax Exempt")
Evergreen Pennsylvania Tax-Free Money Market Fund (formerly FFB Pennsylvania Tax-Free Money Market Fund)("Pennsylvania")
Evergreen Treasury Money Market Fund
(formerly  First Union  Treasury Money Market  Portfolio)("Treasury")
Evergreen Institutional  Money  Market  Fund  ("Institutional   Money  Market")
Evergreen  Institutional  Tax  Exempt  Money  Market  Fund  ("Institutional  Tax
Exempt")
Evergreen Institutional Treasury Money Market Fund ("Institutional Treasury")

This Statement of Additional Information pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Prospectus dated May 16, 1997, as supplemented from time to time, for the Fund in which you are making or contemplating an investment. The Evergreen Money Market Funds are offered through six separate prospectuses: one offering Class A, Class B and Class C shares of Money Market and Class A shares of Tax Exempt and Treasury, one offering Class A shares of Pennsylvania, one offering Class Y shares of Money Market, Tax Exempt and Treasury, one offering Class Y shares of Pennsylvania, one offering Institutional Service shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury and one offering Institutional shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury. Copies of each Prospectus may be obtained without charge by calling the number listed above.


                                                          TABLE OF CONTENTS

Investment Objectives and Policies................................ 2
Investment Restrictions........................................... 4
Certain Risk Considerations....................................... 8
Management........................................................ 8
Investment Advisers............................................... 12
Distribution Plans................................................ 16
Allocation of Brokerage........................................... 18
Additional Tax Information........................................ 19
Net Asset Value................................................... 21
Purchase of Shares................................................ 21
General Information About the Funds............................... 25
Performance Information........................................... 27
Financial Statements.............................................. 29

Appendix A - Description of Bond, Municipal Note and Commercial Paper Ratings Appendix B - Special Considerations Relating to Investment In Pennsylvania
                  Municipal Issuers



                       INVESTMENT OBJECTIVES AND POLICIES
(See also "Description of the Funds -Investment Objectives and Policies" in each
                               Fund's Prospectus)

The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds - Investment Objectives and Policies" in the relevant Prospectus. The following expands upon the discussion in the Prospectuses regarding certain investments of the following Funds:

Tax Exempt, Pennsylvania and Institutional Tax Exempt

To attain its objectives, each Fund invests primarily in high quality Municipal Obligations which have remaining maturities not exceeding thirteen months. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. For information concerning the investment quality of Municipal Obligations that may be purchased by the Fund, see "Investment Objective and Policies" in the Prospectus. The tax-exempt status of a Municipal Obligation is determined by the issuer's bond counsel at the time of the issuance of the security.

For the purpose of certain requirements under the Investment Company Act of 1940 (the "1940 Act") and each Fund's various investment restrictions, identification of the "issuer" of a municipal security depends on the terms and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government which created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security and would be treated as an issue of the government or other agency.

Municipal bonds may be categorized as "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power. Industrial development bonds are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuing municipality or public authority.

Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes (TANs), bond anticipation notes (BANs), revenue anticipation notes (RANs), construction loan notes and project notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenue are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

Municipal Commercial Paper. Municipal commercial paper is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. It is paid from the general revenues of the issuer or refinanced with additional issuances of commercial paper or long-term debt.

Municipal Leases. Municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. These types of municipal leases may be considered illiquid and subject to the 10% limitation of investment in illiquid securities set forth under "Investment Restrictions" contained herein. The Board of Trustees of each Trust under which each Fund operates may adopt guidelines and delegate to the Adviser (as defined below) the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Adviser may consider such factors as the frequency of trades for the obligations, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such leases will be subject to the 10% limitation on investments in illiquid securities.

For purposes of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

As described in each Fund's Prospectus, the Fund may, under limited circumstances, elect to invest in certain taxable securities and repurchase agreements with respect to those securities. A Fund will enter into repurchase agreements only with broker-dealers, domestic banks or recognized financial institutions which, in the opinion of the Fund's Adviser, present minimal credit risks. In the event of default by the seller under a repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. The Fund's Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the agreed upon repurchase price. Repurchase agreements may be considered to be loans under the 1940 Act, collateralized by the underlying securities.

Each Fund may engage in the following investment activities:

         Securities With Put Rights (or "stand-by commitments"). When a Fund purchases Municipal Obligations it may obtain the right to resell them, or "put" them, to the seller (a broker-dealer or bank) at an agreed upon price within a specific period prior to their maturity date. The Fund does not limit the percentage of its assets that may be invested in securities with put rights.

         The amount payable to a Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, each Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

         A Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. Each Fund expects that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.

         The acquisition of a put will not affect the valuation of the underlying security, which will continue to be valued in accordance with the amortized cost method. The actual put will be valued at zero in determining net asset value. Where a Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by that Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

 .........Except  as noted,  the  investment  restrictions  set  forth  below are fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears after a Fund's name, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's Adviser without shareholder approval, subject to review and approval by the Trustees. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

1........Concentration of Assets in Any One Issuer

 .........Tax Exempt,  Pennsylvania,  Money Market,  Institutional Tax Exempt and
Institutional Money Market may not invest more than 5% of their total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 25% of the value of Tax Exempt's, Institutional Tax Exempt's and
Pennsylvania's   total  assets  may  be  invested  without  regard  to  such  5%
limitation.   For  this  purpose  each   political   subdivision,   agency,   or
instrumentality and each multi-state agency of which a state is a member, and each public authority which issues industrial development bonds on behalf of a private entity, will be regarded as a separate issuer for determining the diversification of each Fund's portfolio.

2........Ten Percent Limitation on Securities of Any One Issuer

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may purchase more than 10% of any class of securities of any one issuer other than the U.S. government and its agencies or instrumentalities.

3........Investment for Purposes of Control or Management

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market* nor Institutional Tax Exempt* may invest in companies for the purpose of exercising control or management.

4........Purchase of Securities on Margin

 .........Neither Money Market, Pennsylvania, Tax Exempt, Treasury, Institutional
Money Market*, Institutional Tax Exempt* nor Institutional Treasury* may purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

5........Unseasoned Issuers

 .........Money  Market and Institutional  Money Market* may not invest more than
5% of their total assets in securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors.

 .........Tax Exempt and Institutional Tax Exempt* may not invest more than 5% of their total assets in taxable securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors, except that (i) each Fund may invest in obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities, and
(ii) each Fund may invest in municipal securities.

6........Underwriting

 .........Money Market, Pennsylvania,  Tax Exempt, Institutional Money Market and
Institutional Tax Exempt may not engage in the business of underwriting the securities of other issuers; provided that the purchase by Tax Exempt and Institutional Tax Exempt of municipal securities or other permitted investments, directly from the issuer thereof (or from an underwriter for an issuer) and the later disposition of such securities in accordance with the Fund's investment program shall not be deemed to be an underwriting.

7........Interests  in Oil,  Gas or Other  Mineral  Exploration  or  Development
Programs

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market* nor Institutional Tax Exempt* may purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

8........Concentration in Any One Industry

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry; provided, that this limitation shall not apply to obligations
issued   or   guaranteed   by  the   U.S.   government   or  its   agencies   or
instrumentalities, or with respect to Pennsylvania, Tax Exempt and Institutional Tax Exempt, to municipal securities and certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks.

9........Warrants

 .........Tax Exempt and Institutional Tax Exempt* may not invest more than 5% of their total net assets in warrants, and, of this amount, no more than 2% of the Fund's total net assets may be invested in warrants that are listed on neither the New York nor the American Stock Exchange.

10.......Ownership by Trustees/Officers

 .........Neither  Money  Market,  Tax  Exempt,  Treasury,   Institutional  Money
Market*, Institutional Tax Exempt* nor Institutional Treasury* may purchase or retain the securities of any issuer if (i) one or more officers or Trustees of a Fund or its investment adviser individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

11.......Short Sales

 .........Neither  Money  Market,  Tax  Exempt,  Treasury,   Institutional  Money
Market*, Institutional Tax Exempt* nor Institutional Treasury* may make short sales of securities or maintain a short position; except that, in the case of Treasury, Institutional Treasury, Institutional Tax Exempt and Institutional Money Market, at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

12.......Lending of Funds and Securities

 .........Tax  Exempt and  Institutional  Tax Exempt may not lend their  funds to other persons; however, they may purchase issues of debt securities, enter into repurchase agreements and acquire privately negotiated loans made to municipal borrowers.

 .........Money Market and Institutional Money Market may not lend their funds to other persons, provided that they may purchase money market securities or enter into repurchase agreements.

 .........Treasury and Institutional  Treasury will not lend any of their assets, except that they may purchase or hold U.S. Treasury obligations, including repurchase agreements.

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may lend its portfolio securities, unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash, letters of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans
shall  not  exceed  30%  of  the  Fund's   total  assets  (5%  in  the  case  of
Pennsylvania).

13.......Commodities

 .........  Money  Market,  Tax  Exempt,   Treasury*,   Institutional  Treasury*,
Institutional Money Market* and Institutional Tax Exempt* may not purchase, sell or invest in commodities, commodity contracts or financial futures contracts.

14.......Real Estate

 .........The Funds may not purchase,  sell or invest in real estate or interests in real estate, except that Money Market and Institutional Money Market may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts, Tax Exempt and Institutional Tax Exempt may purchase municipal securities and other debt securities secured by real estate or interests therein and Pennsylvania may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

15.......Borrowing, Senior Securities, Reverse Repurchase Agreements

 ......... Money Market, Tax Exempt, Institutional Money Market and Institutional
Tax Exempt may not borrow money, issue senior securities or enter into reverse repurchase agreements, except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing, provided that the Fund will not purchase any securities at times when any borrowings (including reverse repurchase agreements) are outstanding. The Funds will not enter into reverse repurchase agreements exceeding 5% of the value of their total assets.

 .........Pennsylvania  shall not  borrow  money,  issue  senior  securities,  or pledge, mortgage or hypothecate its assets, except that the Fund may borrow from banks if immediately after each borrowing there is asset coverage of at least 300%.

 .........Treasury  and  Institutional  Treasury will not issue senior securities except that each Fund may borrow money directly, as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets, or in an amount up to one- third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings need not be collateralized. Each Fund will not purchase any securities while borrowings in excess of 5% of the total value of its total assets are outstanding. Each Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. Treasury and Institutional Treasury will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In these cases, Treasury and Institutional Treasury may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

16.......Options

 .........Money Market, Tax Exempt, Institutional Money Market* and Institutional
Tax Exempt* may not write, purchase or sell put or call options, or combinations thereof, except Money Market and Institutional Money Market may do so as permitted under "Description of the Funds - Investment Objective and Policies" in each Fund's Prospectus and Tax Exempt and Institutional Tax Exempt may purchase securities with rights to put securities to the seller in accordance with its investment program.

 .........Pennsylvania shall not write, purchase or sell puts, calls, warrants or options or any combination thereof, except that the Fund may purchase securities with put or demand rights.

17.......Investment in Municipal Securities

 .........Pennsylvania,  Tax Exempt and  Institutional  Tax Exempt may not invest more than 20% of its total assets in securities other than municipal securities (as described under "Description of Funds - Investment Objectives and Policies" in each Fund's Prospectus), unless extraordinary circumstances dictate a more defensive posture.

18.......Investment in Money Market Securities

 .........Money  Market may not purchase any  securities  other than money market instruments(as described under "Description of Funds - Investment Objectives and Policies" in the Fund's Prospectus).

19.......Investing in Securities of Other Investment Companies

 .........Treasury*,  Money Market*,  Pennsylvania*,  Tax Exempt*,  Institutional
Treasury*, Institutional Money Market* and Institutional Tax Exempt* will purchase securities of investment companies only in open-market transactions involving customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and therefore any investment by the Funds in shares of another investment company would be subject to such duplicate expenses.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

                           CERTAIN RISK CONSIDERATIONS

There can be no assurance that a Fund will achieve its investment objective and an investment in the Fund involves certain risks which are described under "Description of the Funds - Investment Objectives and Policies" in each Fund's Prospectus.

                                   MANAGEMENT

The age, address and principal occupation of the Trustees and executive officers of Evergreen Investment Trust (formerly First Union Funds), The Evergreen Municipal Trust, Evergreen Tax Free Trust (formerly FFB Funds Trust) and Evergreen Money Market Trust (each a "Trust" and collectively the "Trusts"), during the past five years are set forth below:

Laurence B. Ashkin (68), 180 East Pearson Street, Chicago, IL-Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

Foster Bam (70), Greenwich Plaza, Greenwich, CT-Trustee. Partner in the law firm of Cummings and Lockwood since 1968.

James S. Howell (72), 4124 Crossgate Road, Charlotte, NC-Chairman of the Evergreen Group of Mutual Funds and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

Gerald M. McDonnell (57), 821 Regency Drive, Charlotte, NC-Trustee. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

Thomas L. McVerry (58), 4419 Parkview Drive, Charlotte, NC-Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990. Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990.

William Walt Pettit* (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC-Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990.

Russell A. Salton, III, M.D. (49), 205 Regency Executive Park, Charlotte, NC-Trustee. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1996; President, Primary Physician Care from 1990 to 1996.

Michael S. Scofield (53), 212 S. Tryon Street Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since 1969.

Robert J. Jeffries (73), 2118 New Bedford Drive, Sun City Center, FL-Trustee Emeritus. Corporate consultant since 1967.

John J. Pileggi (37), 230 Park Avenue, Suite 910, New York, NY-President and Treasurer. Consultant to BISYS Fund Services since 1996. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992.

George O. Martinez (37), 3435 Stelzer Road, Columbus, OH-Secretary. Senior Vice President/Director of Administration and Regulatory Services, BISYS Fund Services since April 1995. Vice President/Assistant General Counsel, Alliance Capital Management from 1988 to 1995.

The officers listed above hold the same positions with thirteen investment companies offering a total of forty-one investment funds within the Evergreen mutual fund complex. Messrs. Howell, Salton and Scofield are Trustees of all thirteen investment companies. Messrs. McDonnell, McVerry and Pettit are Trustees of twelve of the investment companies (excluded is Evergreen Variable Trust). Messrs. Ashkin, Bam and Jeffries are Trustees of eleven of the investment companies (excluded are Evergreen Variable Trust and Evergreen Investment Trust.) ----------

* Mr. Pettit may be deemed to be an "interested person" within the meaning of the 1940 Act.

The officers of the Trusts are all officers and/or employees of or consultants to BISYS Fund Services ("BISYS"). BISYS is an affiliate of Evergreen Keystone Distributor, Inc.
("EKD"),  the distributor of each Class of shares of each Fund.

The Funds do not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of either First Union National Bank of North Carolina or Evergreen Asset Management Corp. or their affiliates. See "Investment Adviser." Currently, none of the Trustees is an "affiliated person" as defined in the 1940 Act. Evergreen Investment Trust, Evergreen Money Market Trust and The Evergreen Municipal Trust pay each Trustee who is not an "affiliated person" an annual retainer and a fee per meeting attended, plus expenses. The Evergreen Tax Free Trust pays each Trustee who is not an "affiliated person" a fee per meeting attended, plus expenses, as follows:

Name of Fund                    Annual Retainer             Meeting Fee
Evergreen Investment Trust -    $15,000*                    $2,000*
     Treasury
Evergreen Money Market Trust -  $4,000**
    Money Market                                            $100
Institutional Money Market                                  $100
Institutional Treasury                                      $100
The Evergreen Municipal Trust -       **
    Tax Exempt                                              $100
Institutional Tax Exempt                                    $100
Evergreen Tax Free Trust -      -0-
    Pennsylvania                                            $100
---------------------------

* The annual retainer and the per meeting fee paid by Evergreen Investment Trust to each Trustee are allocated among its fourteen series.

** Allocated among the Evergreen Money Market Trust (which offers three investment series) and The Evergreen Municipal Trust (which offers five investment series).

In addition:

(1) Each non-affiliated Trustee is paid a fee of $500 for each special telephonic meeting in which he participates, regardless of the number of Funds for which the meeting is called.

  (2) The Chairman of the Board of the Evergreen group of mutual funds is paid an annual retainer of $5,000, and the Chairman of the Audit Committee is paid an annual retainer of $2,000. These retainers are allocated among all the funds in the Evergreen group of mutual funds, based upon assets.

  (3)     Each member of the Audit Committee is paid an annual retainer of $500.

  (4) Any individual who has been appointed as a Trustee Emeritus of one or more funds in the Evergreen group of mutual funds is paid one-half of the fees that are payable to regular Trustees.

     Set forth below for each of the Trustees is the aggregate compensation paid to such Trustees by each of Evergreen Investment Trust, The Evergreen Municipal Trust, Evergreen Money Market Trust and by Evergreen Tax Free Trust for the one-year period ended February 28, 1997.



                        Aggregate Compensation from Trust

                                            Total
                                         Compensation
                     Evergreen   The                                From Trusts
                     Money       Evergreen   Evergreen   Evergreen  & Fund
 Name of             Market      Municipal   Investment  Tax Free   Complex Paid
 Trustee             Trust       Trust       Trust       Trust      to Trustees


Laurence Ashkin      $4,853     $4,119      $     0     $1,017       $33,621

Foster Bam            4,553      3,719            0        817        30,921

James S. Howell       4,690      4,196       27,817      1,009        66,000

Gerald M.
McDonnell             3,845       3,417      23,927        806        53,300

Thomas L.
McVerry               4,377       3,941      26,637      1,006        59,500

William Walt
Pettit                3,993       3,724      25,459      1,009        57,000

Russell A.
Salton, III, M.D.     3,993       3,724      25,458      1,009        61,000

Michael S.
Scofield              4,070       3,750      25,458      1,009        61,102

Robert Jeffries*      1,867       1,523           0        411        13,305
--------------------

*Robert J. Jeffries has been serving as a Trustee Emeritus since January 1,
1996.

      As of the date of this Statement of Additional Information, the officers and Trustees of each of the Trusts as a group owned less than 1% of the outstanding shares of any of the Funds.

     Set forth below is information with respect to each person, who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of April 30, 1998.



                                    Name of                            % of
Name and Address*                   Fund/Class       No. of Shares    Class/Fund
------------------                  ----------       ---------- ---
First Union National Bank of NC    Money Market/A       7,812      26.49%/20.04%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank          Money Market/A    136,412,042    6.36%/4.81%
Trust Accounts
Attn: Ginny Batten CMG 1151-2
401 Tryon Street 3rd Fl.
Charlotte, NC 28288

FUNB                               Money Market/A    110,393,159    5.15%/3.90%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                               Money Market/A    243,603,023   11.37%/8.60%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

FUNB                               Money Market/A    264,978,416   12.36%/9.35%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank          Money Market/Y    285,500,261   42.18%/10.08%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S Tryon Street
Charlotte, NC 28202-1911

Pitcairn Trust Co.                  Money Market/Y    65,103,166     9.62%/3.00%
One Pitcairn Place
Jenkintown, PA 19046

First Union National Bank          Tax-Exempt/A      41,099,739     5.98%/3.59%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank          Tax-Exempt/A      202,776,147   29.49%/17.73%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-1164

First Union National Bank          Tax-Exempt/A      157,777,336   22.95%/13.80%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-1164

First Union National Bank          Tax-Exempt/A      88,280,121    12.84%/7.72%
Trust Accounts
Attn: Ginny Batten CMG 1151-2
301 S. Tryon Street
Charlotte, NC 28202-1911


First Union National Bank        Tax-Exempt/Y      109,670,322     24.05%/19.59%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-151
301 S. Tryon Street
Charlotte, NC 28288

First Union National Bank        Treasury/A      257,130,556       11.44%/8.49%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank        Treasury/A      450,657,782       20.05%/15.40%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank        Treasury/A      144,294,896        6.42%/4.93%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank        Treasury/A      188,910,576        8.41%/6.46%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

First Union National Bank        Treasury/A      519,991,159       23.14%/17.77%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1910

First Union National Bank        Treasury/Y      546,702,320       88.41%/18.69%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28288-0001

Johnathan B. Detwiller           Pennsylvania/Y    2,932,014        8.83%/4.65%
P.O. Box 69
Phoenixville, PA 19460-0069

First Union National Bank        Pennsylvania/Y    10,379,554      31.27%/16.46%
Trust Accounts
Attn: Ginny Batten CMG 11512
301 S. Tryon Street
Charlotte, NC 28202-0001

Agnes C. Kim                      Pennsylvania/Y    2,335,497       7.04%/3.70%
760 Conshohocken State Rd.
Gladuyne, PA 19035-1416

FUNB                              Pennsylvania/A    21,890,603     73.32%/34.72%
Attn: Cap Finance GL
230 S. Tryon St.
Charlotte, NC 28202-3215

Hans P. Utsch                     Pennsylvania/A    3,648,793       12.22%/5.79%
Susan Utsch JT WROS
819 Church Road
Wayne, PA 19087-4714

First Union National Bank          Inst MMkt/I    454,069,389      91.95%/29.21%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank          Inst MMkt/IS   263,973,048      39.74%/22.79%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

Ivax Corporation                   Inst MMkt/IS    40,411,193        6.08%/3.49%
Attn: Jason White
4400 Biscayne Blvd. 7th Floor
Miami, FL 33137-3212

First Union National Bank          Inst Tx-Ex MM/I  155,276,582   100.00%/91.72%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank          Inst Tx-Ex MM/IS  13,616,585     97.12%/8.04%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank          Inst Treas MM/I  527,222,486    99.33%/59.21%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank          Inst Treas MM/I   277,915,322   77.27%/31.21%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S. Tryon St. 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank of North Carolina and its affiliates act in various capacities for numerous accounts. As a result of its ownership on April 30, 1997, of 88.41% of Class Y shares and 46.32% Class A shares of Treasury Money Market Fund, 31.27% and 73.32%, respectively, of Class Y and Class A shares of Pennsylvania Money Market Fund, 42.18% of Class Y and 55.37% of Class A shares of Money Market Fund and 58.42% of Tax Exempt Money Market Fund, First Union may be deemed to "control" those Funds as that term is defined in the 1940 Act.

                               INVESTMENT ADVISERS
         (See also "Management of the Funds" in each Fund's Prospectus)

The investment adviser of Money Market and Tax Exempt is Evergreen Asset Management Corp., a New York corporation, with offices at 2500 Westchester Avenue, Purchase, New York ("Evergreen Asset" or the "Adviser"). Evergreen Asset is owned by First Union National Bank of North Carolina ("FUNB" or the "Adviser") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina. The investment adviser of Treasury, Institutional Treasury, Institutional Money Market, Institutional Tax Exempt and Pennsylvania is FUNB which provides investment advisory services through its Capital Management Group ("CMG"). The Directors of Evergreen Asset are Richard K. Wagoner and Barbara I. Colvin. The
executive officers of Evergreen Asset are Stephen A. Lieber, Chairman and Co-Chief Executive Officer, Nola Maddox Falcone, President and Co-Chief Executive Officer, and Theodore J. Israel, Jr., Executive Vice President.

The partnership interests in Lieber, a New York general partnership, were owned by Lieber I Corp. and Lieber II Corp., which are both wholly-owned subsidiaries of FUNB.

Prior to January 1, 1996, First Fidelity Bank, N.A. acted as investment adviser to Pennsylvania.

Under its Investment Advisory Agreement with each Fund, each Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, each Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining their registration under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholder meetings and reports to shareholders. Notwithstanding the foregoing, each Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders.

The method of computing the investment advisory fee for each Fund is described in such Fund's Prospectus. The advisory fees paid by each Fund for the three most recent fiscal periods reflected in its registration statement are set forth below:


TAX EXEMPT                 Year Ended          Year Ended      Year Ended
                            8/31/96             8/31/95         8/31/94
Advisory Fee               $5,540,924         $2,329,035      $2,126,246

 Waiver                    (1,243,131)         (558,942)       (1,256,653)
                           -----------         ---------       -----------
Net Advisory Fee           $4,297,793         $1,770,093       $  869,593
                           ===========        ==========       ===========



MONEY MARKET        Six Months     Year Ended      Year Ended       Year Ended
                    Ended 2/28/97  8/31/96         8/31/95          8/31/94
Advisory Fee        $6,061,353     $8,346,173      $1,831,518       $1,245,513

Waiver              1,255,415     (2,427,423)     (732,723)         (974,438)
                                  -----------     ---------        -----------
Net Advisory Fee    4,805,938     $5,918,750     1,098,795        $  271,075
                                  ==========     ==========        ===========



PENNSYLVANIA      Six Months         Year Ended       Year Ended
                  Ended 8/31/96*     2/29/96          2/28/95
Advisory Fee      $148,591           $312,440         $ 85,049

Waiver            (59,186)           (241,213)         (85,049)
                  --------           ---------        ---------
Net Advisory Fee  $89,405            $ 71,227                0
                  ========           =========        =========



TREASURY           Year Ended        Eight Months      Year Ended
                   8/31/96           Ended             12/31/94
                                     8/31/95**
Advisory Fee      $8,857,503        $2,814,251        $2,549,955

Waiver            (2,109,068)       (1,258,611)       (1,948,237)
                  ----------         ---------        ----------
Net Advisory Fee  $6,748,435        $1,555,640         $ 601,718
                  ==========        ==========        ==========

INSTITUTIONAL MONEY     Period From 11/19/96
 MARKET                 Through 2/28/97

Advisory Fee               $337,302

Waiver                     (337,302)
                          ---------
Net Advisory Fee                 0
                          =========

INSTITUTIONAL TAX       Period From 11/20/96
 EXEMPT                 Through 2/28/97

Advisory Fee            $ 77,430

Waiver                   (77,430)
                        ---------
Net Advisory Fee               0
                        =========

INSTITUTIONAL TREASURY  Period From 11/20/96
                        Through 2/28/97

Advisory Fee             $199,136

Waiver                   (199,136)
                        ---------

Net Advisory Fee               0
                        =========
 --------------------

* The Fund changed its fiscal year from February 28 to August 31.

** The Fund changed its fiscal year from December 31 to August 31.



Expense Limitations

Evergreen Asset as Adviser to Money Market and Tax Exempt has, pursuant to each Investment Advisory Agreement, agreed to reimburse each Fund to the extent that any of these Funds' aggregate operating expenses (including the Adviser's fee, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, and for such Funds Class A, Class B and Class C shares, as applicable, Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed 1.00% of their average net assets for any fiscal year. FUNB as Adviser to Institutional Money Market, Institutional Tax Exempt and Institutional Treasury has voluntarily agreed to reimburse each Fund to the extent that any of these Funds' aggregate operating expenses (including the Adviser's fee, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, and for such Funds Institutional Service shares Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed 0.20 of 1.00 % of their average net assets for any fiscal year for Institutional shares and .45 of 1.00% for Institutional Service shares.

The Investment Advisory Agreements are terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of each Fund's outstanding shares, or by a vote of a majority of each Trust's Trustees or by the respective Adviser. The Investment Advisory Agreements will automatically terminate in the event of their assignment. Each Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder. The Investment Advisory Agreements with respect to Money Market and Tax Exempt, dated June 30, 1994, were each last approved by the Trustees of each Trust on March 11, 1997, and will continue from year to year provided that such continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of each Fund. With respect to Treasury, the Investment Advisory Agreement dated February 28, 1985 and amended from time to time thereafter was last approved by the Trustees on March 11, 1997, and it will continue from year to year with respect to each Fund provided that such continuance is approved annually by a vote of a majority of the Trustees including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of the Fund. With respect to Pennsylvania, the Investment Advisory Agreement dated January 1, 1996 was first approved by the shareholders of the Fund on December 12, 1995 and will continue until January 1, 1998 and from year to year with respect to the Fund provided that such continuance is approved annually by a vote of a majority of the Trustees including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of the Fund. With respect to Institutional Money Market, Institutional Tax Exempt and Institutional Treasury, the Investment
Advisory Agreements dated September 30, 1996 were approved by each Fund's initial shareholder on September 30, 1996, and will continue in effect until September 30, 1998, and thereafter from year to year provided that their continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of each Fund.

Certain other clients of each Adviser may have investment objectives and policies similar to those of the Funds. Each Adviser (including the sub-adviser) may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of each Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

Although the investment objectives of the Funds are not the same, and their investment decisions are made independently of each other, they rely upon the same resources for investment advice and recommendations. Therefore, on occasion, when a particular security meets the different investment objectives of the various Funds, they may simultaneously purchase or sell the same security. This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, the Adviser attempts to allocate the securities, both as to price and quantity, in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives. In some cases, simultaneous purchases or sales could have a beneficial effect, in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment companies for which either Evergreen Asset or FUNB acts as investment adviser or between the Fund and any advisory clients of Evergreen Asset, FUNB or Lieber. Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

Prior to July 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provided legal, accounting and other administrative personnel and support services to each of the portfolios of Evergreen Investment Trust. For the fiscal year ended August 31, 1996, the fiscal period ended August 31, 1995 and the fiscal year ended December 31, 1994, Treasury incurred $1,255,724, $601,034 and $462,002, respectively, in administrative service costs.

Prior to January 19, 1996, Furman Selz LLC acted as administrator for Pennsylvania. For the fiscal period ended January 18, 1996 and the fiscal years ended February 28, 1995 and 1994 Furman Selz LLC waived its entire administrative fee.

Evergreen Keystone Investment Services, Inc. ("EKIS") serves as administrator to the Funds and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds for which any affiliate of FUNB serves as investment adviser, calculated daily and payable monthly at the following annual rates: .050% on the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. BISYS, an affiliate of EKD, distributor for the Evergreen Keystone group of mutual funds, serves as sub-administrator to the Funds and is entitled to receive a fee from EKIS calculated on the average daily net assets of the Funds at a rate based on the total assets of the mutual funds for which any affiliate of FUNB serves as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; .0040% on assets in excess of $25 billion. The total assets of the mutual funds for which FUNB affiliates serve as investment adviser were approximately $29 billion as of March 31, 1997.

                               DISTRIBUTION PLANS

Reference is made to "Management of the Funds - Distribution Plans and Agreements" in the Prospectus of each Fund for additional disclosure regarding the Funds' distribution arrangements. Distribution fees are accrued daily and paid monthly on the Class A shares of Money Market, Tax Exempt, Treasury, Pennsylvania, Institutional Service shares of Institutional Treasury, Institutional Money Market and Institutional Tax Exempt, and for Money Market, its Class B shares and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares, are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Institutional Service, Class B and Class C shares, as applicable, (to the extent that each Fund offers such classes) (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended by the Fund under the Plan and the purposes for which such expenditures were made to the Trustees of each Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

Each Plan continues in effect from year to year only if approved at least annually by each Trust's Board of Trustees or by a vote of a majority of each Fund's outstanding shares (as defined in the 1940 Act). In either case, by the vote of a majority of each Trust's Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreement related. Each Distribution Agreement will continue in effect from year to year, if the Board of Trustees approves such continuance annually in the same manner as the Advisory Agreement.

On October 1, 1996 Institutional Money Market, Institutional Tax Exempt and Institutional Treasury commenced the offering of each Fund's Institutional Service shares. Each Plan with respect to such Funds became effective on August 1, 1996 and was initially approved by the sole shareholder of each Fund on September 30, 1996 and by the unanimous vote of the Trustees of each Trust, including the disinterested Trustees voting separately, at a meeting called for that purpose and held on August 1, 1996. The Distribution Agreements between each Fund and the Distributor, pursuant to which distribution fees are paid under the Plans by each Fund with respect to its Institutional Service shares were also approved at the August 1, 1996 meeting by the unanimous vote of the disinterested Trustees voting separately. Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of each Trust or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Class and, in either case, by a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as Trustees of the Trust) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to each Fund's Class A, Institutional Service, Class B and Class C shares as applicable. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Funds and holders of each Fund's Class A, Institutional Service, Class B and Class C shares as applicable and (ii) stimulate administrators to render administrative support services to the Funds and holders of such shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding each Fund's Class A, Institutional Service, Class B and Class C shares as applicable; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Institutional Service, Class B and Class C shares, as applicable.

In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of shares of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes of shares, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of such Class or Classes of shares through deferred sales charges. However, the Distributor will ask the Trust's Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of each Trust's (1) Board of Trustees and (2) Independent Trustees cast in person at a meeting called for the purpose of voting on such amendment.

Any Plan or Distribution Agreement may be terminated (a) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the Independent Trustees, or (b) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

Fees Paid Pursuant to Distribution Plans. Treasury, Money Market, Tax Exempt and Pennsylvania incurred the following distribution service fees:

Treasury. For the fiscal year ended August 31, 1996, $6,381,827 on behalf of Class A shares.

Money Market. For the six months ended February 28, 1997, $2,698,374 on behalf of Class A shares and $39,539 on behalf of Class B shares.

Tax Exempt. For the fiscal year ended August 31, 1996, $1,898,665 on behalf of Class A shares.

Pennsylvania. For the six months ended August 31, 1996 (commencement of operations), $24,476 on behalf of Class A shares.

For the period from November 19, 1996 through February 28, 1997, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury paid EKD, the Distributor, fees of $297,918, $11,834 and $165,813, respectively pursuant to the Distribution Plans.


                             ALLOCATION OF BROKERAGE

Decisions regarding each Fund's portfolio are made by its Adviser, subject to the supervision and control of the Trustees. Orders for the purchase and sale of securities and other investments are placed by employees of the Adviser, all of whom, in the case of Evergreen Asset, are associated with Lieber and Company. In general, the same individuals perform the same functions for the other funds managed by the Adviser. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between bid and ask prices.


In selecting firms to effect securities transactions, the primary consideration of each Fund shall be prompt execution at the most favorable price. A Fund will also consider such factors as the price of the securities and the size and difficulty of execution of the order. If these objectives may be met with more than one firm, the Fund will also consider the availability of statistical and investment data and economic facts and opinions helpful to the Fund. To the extent that receipt of these services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Under Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules adopted thereunder by the Securities and Exchange Commission, Lieber may be compensated for effecting transactions in portfolio securities for a Fund on a national securities exchange provided the conditions of the rules are met. Each Fund advised by Evergreen Asset has entered into an agreement with Lieber authorizing Lieber to retain compensation for brokerage services. In accordance with such agreement, it is contemplated that Lieber, a member of the New York and American Stock Exchanges, will, to the extent practicable, provide brokerage services to the Fund with respect to substantially all securities transactions effected on the New York and American Stock Exchanges. In such transactions, a Fund will seek the best execution at the most favorable price while paying a commission rate no higher than that offered to other clients of Lieber or that which can be reasonably expected to be offered by an unaffiliated broker-dealer having comparable execution capability in a similar transaction. However, no Fund will engage in transactions in which Lieber would be a principal. While no Fund advised by Evergreen Asset contemplates any ongoing arrangements with other brokerage firms, brokerage business may be given from time to time to other firms. In addition, the Trustees have adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all brokerage transactions with Lieber, as an affiliated broker-dealer, are fair and reasonable.

Any profits from brokerage commissions accruing to Lieber as a result of portfolio transactions for the Fund will accrue to FUNB and to its ultimate parent, First Union. The Investment Advisory Agreements do not provide for a reduction of the Adviser's fee with respect to any Fund by the amount of any profits earned by Lieber from brokerage commissions generated by portfolio transactions of the Fund.


                           ADDITIONAL TAX INFORMATION
                      (See also "Taxes" in the Prospectus)

Each Fund has qualified and intends to continue to qualify, for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward foreign contracts) derived with respect to its business of investing in such securities; (b) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any). Any dividends received by a Fund from domestic corporations will constitute a portion of the Fund's gross investment income.

Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction. Any loss recognized upon the sale of shares of a Fund held by a shareholder for six months or less will be treated as a long-term capital loss to the extent that the shareholder received a long-term capital gain distribution with respect to such shares.

Distributions of investment company taxable income and any net short-term capital gains will be taxable as ordinary income as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

Distributions by each Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gains or losses will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

Special Tax Considerations for Tax Exempt, Pennsylvania and Institutional Tax Exempt

To the extent that a Fund distributes exempt interest dividends to a shareholder, interest on indebtedness incurred or continued by such shareholder to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by "private activity" bonds (some of which were formerly referred to as "industrial development" bonds) should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds.

The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

                                 NET ASSET VALUE

The following information supplements that set forth in each Fund's Prospectus under the subheading "How to Buy Shares - How the Funds Value Their Shares" in the Section entitled "Purchase and Redemption of Shares."

The public offering price of shares of a Fund is its net asset value. On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which a Fund invests might materially affect the value of Fund shares, the per share net asset value of each such Fund is computed in accordance with the Declaration of Trust and By-Laws governing each Fund twice daily, at 12 noon Eastern time and as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. Each Fund's securities are valued at amortized cost.
Under this method of valuation, a security is initially valued at its acquisition cost and, thereafter, a constant straight line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Trustees.

                               PURCHASE OF SHARES

The following information supplements that set forth in each Fund's Prospectus under the heading "Purchase and Redemption of Shares - How To Buy Shares."

General

Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value without any front-end or contingent deferred sales charges or with a contingent deferred sales charge (the "deferred sales charge alternative") as described below. Class Y and Institutional shares which, as described below, are not offered to the general public or which, in the case of Institutional shares, are only available to investors having certain relationships with the Adviser of its affiliates, are offered without any front-end or contingent deferred sales charges. Shares of each Fund are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Distributor ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Distributor ("selected agents"), or (iii) the Distributor. For Money Market, Tax Exempt, Pennsylvania and Treasury, the minimum for initial investments is $1,000; there is no minimum for subsequent investments. For Institutional Money Market, Institutional Tax Exempt and Institutional Treasury, the minimum amount for initial investments is $1,000,000; there is no minimum for subsequent investments. The subscriber may use the Share Purchase Application available from the Distributor for his or her initial investment. Sales personnel of selected dealers and agents distributing a Fund's shares may receive differing compensation for selling Class A, Institutional Service, Class B or Class C shares.

Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through the Distributor. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined, as described below. Orders received by the Distributor prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Distributor prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

Following the initial purchase of shares of a Fund, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Share Purchase Application. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("ACH"). If a shareholder's telephone purchase request is received before 3:00 p.m. New York time on a Fund business day, the order to purchase shares is automatically placed the same Fund business day for non-money market funds, and two days following the day the order is received for money market funds, and the applicable public offering price will be the public offering price determined as of the close of business on such business day. Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to a Fund, stock certificates are not issued for any class of shares of any Fund, although such shares remain in the shareholder's account on the records of a Fund. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.

Alternative Purchase Arrangements

The Funds issue the following classes of shares:
Pennsylvania,  Money Market,  Tax Exempt,  and Treasury:  Class A shares;  Money
Market: Class B and Class C shares;  Pennsylvania,  Money Market, Tax Exempt and
Treasury: Class Y shares, which are offered only to (a) persons who at or prior to December 30, 1994, owned shares in a mutual fund advised by Evergreen Asset,
(b) certain investment advisory clients of the Advisers and their affiliates, and (c) institutional investors; Institutional Money Market, Institutional Tax Exempt and Institutional Treasury: Institutional Service shares; and Institutional Money Market, Institutional Tax Exempt and Institutional Treasury:
Institutional shares.

The classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (1) only Class A, Class B, Class C and Institutional Service shares are subject to a Rule 12b-1 distribution fee, (II) Class B and Class C shares bear the expense of the deferred sales charge, (III) Class B and Class C shares bear the expense of a higher Rule 12b-1 distribution services fee than Class A shares and higher transfer agency costs, (IV) with the exception of Class Y shares, each Class of each Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid which relates to a specific Class and other matters for which separate Class voting is appropriate under applicable law, provided that, if the Fund submits to a simultaneous vote of Class A, Class B and Class C shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, the Class A shareholders, the Class B shareholders and the Class C shareholders will vote separately by Class, and (VI) only the Class B shares are subject to a conversion feature. Each Class has different exchange privileges and certain different shareholder service options available.

The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial. The decision as to which Class of shares of Money Market is more beneficial depends primarily on whether or not the investor wishes to exchange all or part of any Class B or Class C shares purchased for Class B or Class C shares of another Evergreen Keystone Fund at some future date. If the investor does not contemplate such an exchange, it is probably in such investor's best interest to purchase Class A shares. Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B or Class C shares.

The Trustees have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Class Y shares of Money Market, Tax Exempt, Pennsylvania and Treasury, and the Institutional Service and Institutional shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury. On an ongoing basis, the Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Deferred Sales Charge Alternative--Class B Shares

Investors choosing the deferred sales charge alternative purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without a front-end sales charge so that the full amount of the investor's purchase payment is invested in the Fund initially.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years after the month of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no contingent deferred sales charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

In determining the contingent deferred sales charge applicable to a redemption, it will be assumed, that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over six years or Class B shares acquired pursuant to reinvestment of dividends or distributions and third of Class B shares held longest during the six-year period.

To illustrate, assume that an investor purchased 1,000 Class B shares at $1 per share (at a cost of $1,000) and, during such time, the investor has acquired 100 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 500 Class B shares, 100 Class B shares will not be subject to charge because of dividend reinvestment. Therefore, of the $500 of the shares redeemed $400 of the redemption proceeds (400 shares x $1 original purchase price) will be charged at a rate of 4.0% (the applicable rate in the second year after purchase for a contingent deferred sales charge of $16).

The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, or
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2. Conversion Feature. At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee and transfer agency costs with respect to Class B shares does not result in the dividends or distributions payable with respect to other Classes of a Fund's shares being deemed "preferential dividends" under the Code, and (ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted.

Level-Load Alternative--Class C Shares

Investors choosing the level load sales charge alternative purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a front-end sales charge. However, you will pay a 1.0% contingent deferred sales charge if you redeem shares during the first year after the month of purchase. No charge is imposed in connection with redemptions made more than one year from the month of purchase. Class C shares are sold without a front-end sales charge so that the Fund will receive the full amount of the investor's purchase payment and after the first year without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. Class C shares do not convert to any other Class shares of the Fund. Class C shares incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.


                       GENERAL INFORMATION ABOUT THE FUNDS
 (See also "Other Information - General Information" in each Fund's Prospectus)

Capitalization and Organization

Evergreen  Money  Market  Fund,  Evergreen  Institutional  Money Market Fund and
Evergreen Institutional Treasury Money Market Fund are each separate series of Evergreen Money Market Trust, a Massachusetts business trust. Evergreen Tax Exempt Money Market Fund and Evergreen Institutional Tax Exempt Money Market Fund are each separate series of The Evergreen Municipal Trust, a Massachusetts business trust. The Evergreen Treasury Money Market Fund (which prior to July 7, 1995 was known as the First Union Treasury Money Market Portfolio) is a separate series of Evergreen Investment Trust, a Massachusetts business trust. On July 7, 1995, First Union Funds changed its name to Evergreen Investment Trust. The Evergreen Pennsylvania Tax Free Money Market Fund is a separate series of Evergreen Tax Free Trust. Evergreen Tax Free Trust (formerly known as FFB Funds Trust) is a Massachusetts business trust which was organized on December 4, 1985. Each Trust is governed by a board of trustees. Unless otherwise stated, references to the "Board of Trustees" or "Trustees" in this Statement of Additional Information refer to the Trustees of all the Trusts.

Each Fund, other than Pennsylvania, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Pennsylvania, may issue an unlimited number of shares of beneficial interest with a $.001 par value. All shares of these Funds have equal rights and privileges. Each share is entitled to one vote, to participate equally in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of these Funds are fully paid, nonassessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

Institutional Money Market, Institutional Tax Exempt and Institutional Treasury may issue an unlimited number of shares of beneficial interest with $0.001 par value. Each of these Funds has two classes of shares, Institutional Service Shares and Institutional Shares with identical voting, dividend, liquidation and other rights, except that the Institutional Service Shares bear distribution expenses and have exclusive voting rights with respect to their Distribution Plans.

Under each Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Fund or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees of each Trust are authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of a Trust with different investment objectives, policies or restrictions, additional series of shares may be created by one or more Funds. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the Commonwealth of Massachusetts. If shares of another series of a Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

In addition any Fund may, in the future, create additional classes of shares which represent an interest in the same investment portfolio. Except for the different distribution related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

Procedures for calling a shareholders meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Fund may not be modified except by the vote of a majority of the outstanding shares of such series.

Distributor

Evergreen Keystone Distributor, Inc. (the "Distributor"), 125 W. 55th Street, New York, New York 10019, serves as each Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of any Fund. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the agreement between each Fund and the Distributor, each Fund has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.

Counsel

Sullivan & Worcester LLP, Washington, D.C., serves as counsel to the Funds.

Independent Accountants

Price Waterhouse LLP has been selected to be the independent accountants of Money Market, Tax Exempt, Institutional Money Market, Institutional Treasury and Institutional Tax Exempt.

KPMG Peat Marwick LLP has been selected to be the independent auditors of Treasury and Pennsylvania.

                             PERFORMANCE INFORMATION

YIELD CALCULATIONS

Each Fund may quote a "Current Yield" or "Effective Yield" from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will generally equal the total dividends declared with respect to the account.
The yields are then computed as follows:

 Current Yield = Beginning Account Value x 365/7
 Effective Yield = (1 + Total Dividend for 7 days) 365/7-1
 Tax Equivalent Yield = Effective Yield
                       ----------------------
                         1 - Fed Tax rate + [state Tax Rate -
                          (state Tax Rate x Fed Tax Rate]

Yield fluctuations may reflect changes in a Fund's net investment income, and portfolio changes resulting from net purchases or net redemptions of the Fund's shares may affect the yield. Accordingly, a Fund's yield may vary from day to day, and the yield stated for a particular past period is not necessarily representative of its future yield. Since the Funds use the amortized cost method of net asset value computation, it does not anticipate any change in yield resulting from any unrealized gains or losses or unrealized appreciation or depreciation not reflected in the yield computation, or change in net asset value during the period used for computing yield. If any of these conditions should occur, yield quotations would be suspended. A Fund's yield is not guaranteed, and the principal is not insured.

Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds' investment portfolios, portfolio maturity, operating expenses and market conditions.

It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

The current yield and effective yield of each Fund (and for Tax Exempt and Pennsylvania, the tax equivalent yield) for the seven-day period ended February 28, 1997 for each Class of shares offered by the Funds is set forth in the table below. The table assumes a Federal tax rate of 36% for Tax Exempt, and a combined Federal and state tax rate for Pennsylvania of 37.8%.





                             Current            Effective     Tax Equivalent
                             Yield               Yield           Yield
Money Market
  Class A                     4.86%               4.98%          N/A
  Class B                     4.16%               4.25%          N/A
  Class C                      N/A                 N/A           N/A
  Class Y                     5.16%               5.28%          N/A

Tax Exempt
  Class A                     2.97%               3.01%          4.70%
  Class Y                     3.27%               3.32%          5.19%

Treasury
  Class A                     4.61%               4.72%          N/A
  Class Y                     4.91%               5.04%          N/A

Pennsylvania
  Class A                     2.89%               2.93%          4.71%
  Class Y                     3.03%               3.08%          4.95%

Institutional Tax Exempt
  Institutional               3.24%               3.34%          5.22%
  Institutional Service       2.99%               3.08%          4.81%

Institutional Money Market
  Institutional               5.36%               5.57%          N/A
  Institutional Service       5.10%               5.30%          N/A

Institutional Treasury
  Institutional               5.35%               5.38%          N/A
  Institutional Service       5.10%               5.12%          N/A

GENERAL

From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Bank Rate Monitor
National Index which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc., Donoghue's Money Fund Report or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Additional Information

Any shareholder inquiries may be directed to the shareholder's broker or to each Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trusts with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.

                              FINANCIAL STATEMENTS

The financial statements of Money Market, Tax Exempt, Treasury, Pennsylvania, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury appearing in their most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing therein, namely Price Waterhouse LLP (in the case of Money Market, Tax Exempt, Institutional Money Market, Institutional Tax Exempt and Institutional Treasury) or KPMG Peat Marwick LLP (in the case of Pennsylvania and Treasury) are incorporated by reference in this Statement of Additional Information.

You may obtain a copy of each Fund's Annual Report without charge by writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling EKSC toll free at 1-800-343-2898.

                                  APPENDIX "A"

DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group. A Standard & Poor's corporate or municipal bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligers such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2. Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than is higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A--average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service L.P.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

o SP-2 Satisfactory capacity to pay principal and interest.

o SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

o MIG 4 - This designation denotes adequate quality. Protecton commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk. COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.
Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service L.P.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

APPENDIX B

Special Considerations Relating to Investment In Pennsylvania Municipal Issuers

General

         The  Commonwealth  of  Pennsylvania,  the fifth  most  populous  state, historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of the Commonwealth's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind in both the service sector and the trade sector as a source of employment in Pennsylvania. The Commonwealth is the headquarters for 58 major corporations. Pennsylvania's average annual unemployment rate for the years 1990 has generally not been more than one percent greater or lesser than the nation's annual average unemployment rate. The seasonally adjusted unemployment rate for Pennsylvania for March, 1997 was 5.1% and for the United States for March, 1997 was 5.2%. The population of Pennsylvania, 12,056 million people in 1996 according to the U.S. Bureau of the Census, represents an increase from the 1987 estimate of 11,811 million. Per capita income in Pennsylvania for 1995 of $23,558 was higher than the per capita income of the United States of $23,208. . The Commonwealth's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of the Commonwealth are made, closed fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996 with positive fund balances of $892,940, $688,304 and $635,182, respectively.

Debt

         The Commonwealth may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (for projects such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. The Commonwealth had outstanding general obligation debt of $5,054 million at June 30, 1996. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. At March 11, 1996, all outstanding general obligation bonds of the Commonwealth were rated AA- by Standard & Poor's Corporation and A-1 by Moody's Investors Service, Inc. (see Appendix A). There can be no assurance that these ratings will remain in effect in the future. Over the five-year period ending June 30, 2001, the Commonwealth has projected that it will issue notes and bonds totaling $2,325 million and retire bonded debt in the principal amount of $2,239 million.

Certain agencies created by the Commonwealth have statutory authorization to incur debt for which Commonwealth appropriations to pay debt service thereon are not required. As of December 31, 1996, total combined debt outstanding for these agencies was $8,356 million. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. The only obligations of agencies in the Commonwealth that bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

Local Government Debt

         Numerous  local   government   units  in  Pennsylvania   issue  general
obligation (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by the Commonwealth. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt, i.e., that approved by the voters, is unlimited. In addition, local government units and municipal and other authorities may issue revenue obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefitting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligations debt.

Litigation

         Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, in Baby Neal v. Commonwealth, the American Civil Liberties Union filed a lawsuit against the Commonwealth seeking an order that would require the Commonwealth to provide additional funding for child welfare services. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In Pennsylvania Association of Rural and Small Schools v. Casey, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

Other Factors

         The performance of the obligations held by the Fund issued by the Commonwealth, its agencies, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within the Commonwealth and to the creditworthiness of certain nonCommonwealth related obligers, depending upon the Pennsylvania Fund's portfolio mix at any given time. Adverse changes to the state-wide, regional or local economies or changes in government may adversely affect the creditworthiness of the Commonwealth, its agencies and municipalities, and certain other non-government related obligers of Pennsylvania tax-free obligations (e.g., a university, a hospital or a corporate obligor). The City of Philadelphia, for example, experienced severe financial problems which impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. Conversely, some obligations held by the Fund will be almost exclusively dependent on the creditworthiness of one underlying obligor, such as a project occupant or provider of credit or liquidity support.

                            EVERGREEN MUNICIPAL TRUST


PART C.    OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a.       Financial Statements

     The Audited Financial Statements listed below are incorporated by reference to the Registrant's Annual Report dated February 28, 1997.

EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND (For Institutional Service Shares and Institutional Shares)

Statement of Investments                             February 28, 1997

Statement of Assets and Liabilities                  February 28, 1997

Statement of Operations                              For the period November 19,
                                                     1996 through February 28,
                                                     1997

Statement of Changes in Net Assets                   For the period November 19,
                                                     1996 through February 28,
                                                     1997

Financial Highlights:
    Institutional Service Shares                     For the period November 25,
                                                     1996 to February 28, 1997

    Institutional Shares                             For the period November 20,
                                                     1996 to February 28, 1997

Report of Independent Accountants                    April 22, 1997


b.       Exhibits

           Number   Description

           1(A)     Amended and Restated Declaration of Trust(2)
           1(B)     Form of Instrument providing for the Establishment
                        and Designation of Classes(2)
           1(C)     Form Amendment to Declaration of Trust
                     and Certification of Designation(2)
           2        By-Laws(2)
           3        None
           4        Instruments Defining Rights of Shareholders(2)
           5(A)     Investment Advisory Agreement(2)
           5(B)     Investment Subadvisory Agreement(2)
           6        Distribution Agreement between the Evergreen Municipal
                     Trust and Evergreen Keystone Distributor, Inc.(1)
           7        None
           8        Custodian Agreement(2)
           9        None
           10       Opinion and Consent of Counsel as to the legality of
                     securities being registered was filed with the Registrant's Rule 24f-2 Notice on April 28, 1997 and is incorporated by reference herein.
           11       Consent of Independent Accountants(1)
           12       Not Applicable
           13       Not Applicable
           14       Not Applicable
           15       Rule 12b-1 Distribution Plans(2)
           16       Schedules for computation of current, effective and tax
                     equivalent yield(1)
           17       Financial Data Schedules(1)
           19       Powers of Attorney(2)

--------------------------
         (1)  Filed herewith.

         (2) Incorporated by reference to Registrant's previous filings on Form N-1A.



Item 25. Persons Controlled by or Under Common Control with Registrant

         Not Applicable


Item 26.  Number of Holders of Securities
                                                            Number of Record
                                                                 Holders
         Title of Class                                    as of May 14, 1997
         --------------                                    ------------------

Evergreen Florida High Income Municipal Fund
         Class A Shares                                           1,753
         Class B Shares                                             872
         Class Y Shares                                              33

Evergreen Short-Intermediate Municipal Fund
         Class A Shares                                              94
         Class B Shares                                             182
         Class Y Shares                                             736

Evergreen Short-Intermediate Municipal Fund - CA
         Class A Shares                                               1
         Class B Shares                                               1
         Class Y Shares                                             576

Evergreen Tax Exempt Money Market Fund
         Class A Shares                                           1,587
         Class Y Shares                                           7,013

Evergreen Institutional Tax Exempt Money Market Fund
         Institutional Shares                                         2
         Institutional Service Shares                                 9


Item 27. Indemnification

         Provisions  for  the  indemnification  of  Registrant's   Trustees  and
officers are contained in Article XI of the Registrant's By-Laws.

         Provisions for the indemnification of Evergreen Keystone Distributor, Inc., Registrant's principal underwriter, are contained in Item 4 of the Distribution Agreement, a copy of which is filed herewith and incorporated by reference herein.


Item 28. Business or Other Connections of Investment Adviser

     (a) For a description of the other business of the investment adviser, see the section entitled "Management of the Funds-Investment Adviser" in Part A.

     Evergreen Asset Management Corp., the Registrant's investment adviser, and Lieber and Company, the Registrant's sub-adviser also act as such to the Evergreen Trust, The Evergreen Total Return Fund, The Evergreen Limited Market Fund, Inc., Evergreen Growth and Income Fund, The Evergreen Money Market Trust, The Evergreen American Retirement Trust, The Evergreen Municipal Trust, Evergreen Equity Trust, Evergreen Foundation Trust and Evergreen Variable Trust all, registered investment companies. Stephen A. Lieber, Theodore J. Israel, Jr., Nola Maddox Falcone and officers of the Adviser and Lieber and Company, were, prior to June 30, 1994 officers and/or directors or trustees of the Registrant and the other funds for which the Adviser acts as investment adviser. Evergreen Asset Management Corp. and Lieber and Company are wholly- owned subsidiaries of First Union National Bank Of North Carolina.

     The Directors and principal executive officers of First Union National Bank
of  North  Carolina,   parent  of  the  Registrants's   investment  adviser  and
sub-adviser, are set forth in the following tables:


               FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                           BOARD OF DIRECTORS

       George E. Battle, Jr.              John R. Belk
       President of the Board of          Senior Vice President
       Bishops of the AME Zion Church     Belk Stores Services, Inc.
       South Atlantic Region              2801 W. Tyvola Road
       Two First Union Center-Ste 2040    Charlotte, NC 29217-4500
       Charlotte, NC  28202

       Daniel T. Blue, Jr.                Ben Mayo Boddie
       Partner                            Chairman & CEO
       Thigpen, Blue, Stephens & Fellers   Boddie-Noell Enterprises, Inc.
       205 Fayetteville Street Mall       P.O. Box 1908
       Releigh, NC  27602                 Rocky Mount, NC 27802

       Raymond A. Bryan, Jr.              John F.A.V. Cecil
       Chairman & CEO                     President
       T.A. Loving Company                Biltmore Dairy Farms, Inc.
       P.O. Drawer 919                    P.O. Box 5355
       Goldsboro, NC  27530               Asheville, NC 28813

       John W. Copeland                   John Crosland, Jr.
       President                          Chairman of the Board
       Ruddick Corporation                The Crosland Group, Inc.
       2000 Two First Union Center        135 Scaleybark Road
       Charlotte, NC  28282               Charlotte, NC  28209

       J. William Disher                  Malcolm E. Everett, III
       Chairman & President               President & CEO
       Lance Incorporated                 First Union National Bank
       P.O. Box 32368                      of North Carolina
       Charlotte, NC 28232                310 S. Tryon Street
                                          Charlotte, NC 28288-0006

       James F. Goodmon                   Shelton Gorelick
       President & Chief                  President
         Executive Officer                SGIC, Inc.
       Capitol Broadcasting               P.O. Box 35229
         Company, Inc.                    Charlotte, NC 28235-5129
       P.O. Box 12000
       Raleigh, NC  27605

       Charles L. Grace                   James E. S. Hynes
       President                          Chairman
       Cummins Atlantic, Inc.             Hynes Sales Company, Inc.
       P.O. Box 240729                    P.O. Box 220948
       Charlotte, NC  28224-0729          Charlotte, NC  28222

       Mackey J. McDonald                 Earl N. Phillips, Jr.
       President & CEO                    President
       V.F. Corporation                   First Factors Corporation
       P.O. Box 1022                      P.O. Box 2730
       Wyomissing, PA 19610               High Point, NC  27261

       J. Gregory Poole, Jr.              John P. Rostan, III
       Chairman & President               General Partner
       Gregory Poole Equipment Company    Heritage Investments, LLP
       P.O. Box 469                       P.O. Box 970
       Raleigh, NC  27602                 Valdese, NC  28690

       Nelson Schwab, III                 George Shinn
       Managing Director                  Owner and Chairman
       Carosel Capatal Company            Shinn Enterprises, Inc.
       4201 Congress St., Suite 440       One Hive Drive
       Charlotte, NC  28217               Charlotte, NC  28217

       Harley F. Shuford, Jr.             Stanley E. Wright
       President and CEO                  Retired President and Chief
       Shuford Industries                 Executive Officer
       P.O. Box 608                       219 Fayetteville Street Mall
       Hickory, NC  28603                 Raleigh Federal Savings Bank
                                          Raleigh, NC  27601



               FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                           EXECUTIVE OFFICERS

          Edward E. Crutchfield, Jr., Chairman & CEO, First Union Corporation John R. Georgius, Vice Chairman, First Union Corporation
          B.J. Walker, Vice Chairman, First Union Corporation
          Malcolm E. Everett, III, President, FUNB of NC
          Austin A. Adams, EVP, First Union Corporation
          Marion A. Cowell, Jr., EVP,  First Union Corporation
          Robert T. Atwood, EVP & CFO, First Union Corporation
          Leigh Bullen, Controller, FUNB of NC
          H. Burt Melton, EVP, First Union Corporation
          Don R. Johnson, EVP, First Union Corporation
          Malcolm T. Murray, EVP, First Union Corporation
          Alvin T. Sale, EVP, First Union Corporation
          Richard K. Wagoner, EVP, FUNB of NC
          James H. Hatch, SVP & Corporate Controller, First Union Corporation Richard C. Highfield, SVP, First Union Corporation
          Ben C. Maffitt, SVP, FUNB of NC
          Donald A. McMullen, EVP, FUNB of NC
          Kenneth R. Scancliff, SVP, First Union Corporation
          Fred Winkler, EVP, FUNB of NC
          Peter J. Schild, SVP, First Union Corporation
          Betty Trautwein, SVP, FUNB of NC
          Alice Lehman, SVP, First Union Corporation
          Nina Archer, SVP, FUNB of NC

            All of the Executive Officers are located at the following address: First Union National Bank of North Carolina, One First Union Center, Charlotte, NC 28288.


Item 29. Principal Underwriters

         Evergreen Keystone Distributor, Inc. The Director and principal executive officers are:

Director          Michael C. Petrycki

Officers          Robert A. Hering           President
                  Michael C. Petrycki        Vice President
                  Gordon Forrester           Vice President
                  Lawrence Wagner            VP, Chief Financial Officer
                  Steven D. Blecher          VP, Treasurer, Secretary
                  Elizabeth Q. Solazzo       Assistant Secretary
                  Thalia M. Cody             Assistant Secretary

         Evergreen Keystone Distributor, Inc. acts as Distributor for the following registered investment companies or separate series thereof:

Evergreen Trust
        Evergreen Fund
        Evergreen Aggressive Growth Fund
   Evergreen Equity Trust:
        Evergreen Global Real Estate Equity Fund
        Evergreen U.S. Real Estate Equity Fund
        Evergreen Global Leaders Fund
   The Evergreen Limited Market Fund, Inc.
   Evergreen Growth and Income Fund
   The Evergreen Total Return Fund
   The Evergreen American Retirement Trust:
        The Evergreen American Retirement Fund
        Evergreen Small Cap Equity Income Fund
   The Evergreen Foundation Trust:
        Evergreen Foundation Fund
        Evergreen Tax Strategic Foundation Fund
   The Evergreen Municipal Trust:
        Evergreen Short-Intermediate Municipal Fund
        Evergreen Short-Intermediate Municipal Fund-CA
        Evergreen Florida High Income Municipal Bond Fund
        Evergreen Tax Exempt Money Market Fund
        Evergreen Institutional Tax Exempt Money Market Fund
   Evergreen Money Market Trust
        Evergreen Money Market Fund
        Evergreen Institutional Money Market Fund
        Evergreen Institutional Treasury Money Market Fund
   Evergreen Investment Trust
        Evergreen Emerging Markets Growth Fund
        Evergreen International Equity  Fund
        Evergreen Balanced Fund
        Evergreen Value Fund
        Evergreen Utility Fund
        Evergreen Short-Intermediate Bond Fund(formerly Evergreen Fixed Income) Evergreen U.S. Government Fund
        Evergreen Florida Municipal Bond Fund
        Evergreen Georgia Municipal Bond Fund
        Evergreen North Carolina Municipal Bond Fund
        Evergreen South Carolina  Municipal Bond Fund
        Evergreen Virginia  Municipal Bond Fund
        Evergreen High Grade Tax Free Fund
        Evergreen Treasury Money Market Fund
   The Evergreen Lexicon Fund:
        Evergreen Intermediate-Term Government Securities Fund
        Evergreen Intermediate-Term Bond Fund
   Evergreen Tax Free Trust:
        Evergreen Pennsylvania Tax Free Money Market Fund
        Evergreen New Jersey Tax Free Income Fund
   Evergreen Variable Trust:
        Evergreen VA Fund
        Evergreen VA Growth and Income Fund
        Evergreen VA Foundation Fund
        Evergreen VA Global Leaders Fund
   Keystone Quality Bond Fund (B-1)
   Keystone Diversified Bond Fund (B-2)
   Keystone High Income Bond Fund (B-4)
   Keystone Balanced Fund (K-1)
   Keystone Strategic Growth Fund (K-2)
   Keystone Growth and Income Fund (S-1)
   Keystone Mid-Cap Growth Fund (S-3)
   Keystone Small Company Growth Fund (S-4)
   Keystone Balanced Fund II
   Keystone Capital Preservation and Income Fund
   Keystone Fund for Total Return
   Keystone Fund of the Americas
   Keystone Global Opportunities Fund
   Keystone Global Resources and Development Fund
   Keystone Government Securities Fund
   Keystone America Hartwell Emerging Growth Fund, Inc.
   Keystone Institutional Adjustable Rate Fund
   Keystone Institutional Trust
        Keystone Institutional Small Capitalization Growth Fund
   Keystone Intermediate Term Bond Fund
   Keystone International Fund Inc.
   Keystone Liquid Trust
   Keystone Omega Fund
   Keystone Precious Metals Holdings, Inc.
   Keystone Small Company Growth Fund II
   Keystone State Tax Free Fund
        Keystone New York Tax Free Fund
        Keystone Pennsylvania Tax Free Fund
        Keystone Massachusetts Tax Free Fund
        Keystone Florida Tax Free Fund
   Keystone State Tax Free Fund - Series II
        Keystone Missouri Tax Free Fund
        Keystone California Tax Free Fund
   Keystone Strategic Income Fund
   Keystone Tax Free Fund
   Keystone Tax Free Income Fund


Item 30. Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Evergreen Keystone Investment Services, Inc., 200 Berkeley Street, Boston, MA 02116

Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577.

First Union National Bank of North Carolina, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288.

State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171.


Item 31. Management Services

         Not Applicable


Item 32. Undertakings:

         Registrant hereby undertakes to comply with the provision of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) and the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 20th day of May, 1997.

                                  EVERGREEN MUNICIPAL TRUST

                                  By: /s/ John J. Pileggi
                                     --------------------------
                                     John J. Pileggi, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                         Title
-----------                        -----
/s/John J. Pileggi
-----------------------            President and
John J. Pileggi                    Treasurer
by James P. Wallin
Attorney - In - Fact

/s/Joan V. Fiore*
-----------------------            Secretary
Joan V. Fiore
by James P. Wallin
Attorney - In - Fact

/s/ Foster Bam*
-----------------------            Trustee
Foster Bam
by James P. Wallin
Attorney - In - Fact

/s/ Laurence B. Ashkin*
-----------------------            Trustee
Laurence B. Ashkin
by James P. Wallin
Attorney - In - Fact


/s/James S. Howell*
-----------------------            Trustee
James S. Howell
by James P. Wallin
Attorney - In - Fact

/s/Gerald M. McDonnell*
-----------------------            Trustee
Gerald M. McDonnell
by James P. Wallin
Attorney - In - Fact


/s/Thomas L. McVerry*
-----------------------            Trustee
Thomas L. McVerry
by James P. Wallin
Attorney - In - Fact

/s/William Walt Pettit*
-----------------------            Trustee
William Walt Pettit
by James P. Wallin
Attorney - In - Fact


/s/Russell A. Salton, III, M.D*
------------------------------     Trustee
Russell A. Salton, III, M.D
by James P. Wallin
Attorney - In - Fact

/s/Michael S. Scofield*
-----------------------            Trustee
Michael S. Scofield
by James P. Wallin
Attorney - In - Fact



*By: /s/ James P. Wallin
    -----------------------
    James P. Wallin**
    Attorney-in-Fact

**James P. Wallin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons filed as part of the Registration Statement to Registrant's previous filings on Form N-1a.

                                INDEX TO EXHIBITS


Exhibit
Number                   Exhibit

6                        Distribution Agreement

11                       Consent of Independent
                         Accountants

16                       Performance Data Schedules

17                       Financial Data Schedules